Vanguard Short-Term Bond Index Fund

Schedule of Investments (unaudited)
As of March 31, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (66.0%)
U.S. Government Securities (63.6%)
United States Treasury Note/Bond	1.125%	3/31/20	14,750	14,568
United States Treasury Note/Bond	1.375%	3/31/20	51,743	51,217
United States Treasury Note/Bond	2.250%	3/31/20	994	992
United States Treasury Note/Bond	1.500%	4/15/20	293,296	290,592
United States Treasury Note/Bond	1.125%	4/30/20	835	824
United States Treasury Note/Bond	1.375%	4/30/20	314,470	311,030
United States Treasury Note/Bond	2.375%	4/30/20	4,869	4,868
United States Treasury Note/Bond	1.500%	5/15/20	379,566	375,831
United States Treasury Note/Bond	3.500%	5/15/20	1,495	1,513
United States Treasury Note/Bond	8.750%	5/15/20	65,535	70,122
United States Treasury Note/Bond	1.375%	5/31/20	975	964
United States Treasury Note/Bond	1.500%	5/31/20	283,502	280,579
United States Treasury Note/Bond	2.500%	5/31/20	199,248	199,497
United States Treasury Note/Bond	1.500%	6/15/20	78,982	78,155
United States Treasury Note/Bond	1.625%	6/30/20	263,255	260,786
United States Treasury Note/Bond	1.875%	6/30/20	600	596
United States Treasury Note/Bond	2.500%	6/30/20	59,780	59,864
United States Treasury Note/Bond	1.500%	7/15/20	288,805	285,602
United States Treasury Note/Bond	1.625%	7/31/20	575,534	569,871
United States Treasury Note/Bond	2.000%	7/31/20	5,225	5,200
United States Treasury Note/Bond	2.625%	7/31/20	470,455	471,998
United States Treasury Note/Bond	1.500%	8/15/20	126,412	124,910
United States Treasury Note/Bond	2.625%	8/15/20	1,560	1,565
United States Treasury Note/Bond	8.750%	8/15/20	250	271
United States Treasury Note/Bond	1.375%	8/31/20	998,505	984,776
United States Treasury Note/Bond	2.125%	8/31/20	28,973	28,883
United States Treasury Note/Bond	2.625%	8/31/20	126,437	126,872
United States Treasury Note/Bond	1.375%	9/15/20	82,790	81,665
United States Treasury Note/Bond	1.375%	9/30/20	393,532	387,873
United States Treasury Note/Bond	2.000%	9/30/20	10,508	10,454
United States Treasury Note/Bond	2.750%	9/30/20	205,952	207,175
United States Treasury Note/Bond	1.625%	10/15/20	141,901	140,371
United States Treasury Note/Bond	1.375%	10/31/20	491,106	483,818
United States Treasury Note/Bond	1.750%	10/31/20	103,820	102,863
United States Treasury Note/Bond	2.875%	10/31/20	210,283	212,024
United States Treasury Note/Bond	1.750%	11/15/20	220,074	218,045
United States Treasury Note/Bond	2.625%	11/15/20	2,555	2,566
United States Treasury Note/Bond	1.625%	11/30/20	577,760	571,168
United States Treasury Note/Bond	2.000%	11/30/20	8,760	8,713
United States Treasury Note/Bond	2.750%	11/30/20	132,852	133,766
United States Treasury Note/Bond	1.875%	12/15/20	322,925	320,555
United States Treasury Note/Bond	1.750%	12/31/20	132,569	131,284
United States Treasury Note/Bond	2.375%	12/31/20	5,070	5,075
United States Treasury Note/Bond	2.500%	12/31/20	181,360	181,925
United States Treasury Note/Bond	2.000%	1/15/21	452,281	449,879
United States Treasury Note/Bond	1.375%	1/31/21	85,899	84,477
United States Treasury Note/Bond	2.125%	1/31/21	7,250	7,227
United States Treasury Note/Bond	2.500%	1/31/21	160,232	160,807
United States Treasury Note/Bond	2.250%	2/15/21	126,197	126,078

United States Treasury Note/Bond	3.625%	2/15/21	25,493	26,106
United States Treasury Note/Bond	7.875%	2/15/21	250	275
United States Treasury Note/Bond	1.125%	2/28/21	379,402	371,161
United States Treasury Note/Bond	2.000%	2/28/21	75,350	74,938
United States Treasury Note/Bond	2.500%	2/28/21	246,596	247,637
United States Treasury Note/Bond	2.375%	3/15/21	198,759	199,133
United States Treasury Note/Bond	1.250%	3/31/21	1,111,221	1,089,341
United States Treasury Note/Bond	2.250%	3/31/21	115,555	115,519
United States Treasury Note/Bond	2.375%	4/15/21	54,041	54,151
United States Treasury Note/Bond	1.375%	4/30/21	218,407	214,449
United States Treasury Note/Bond	2.250%	4/30/21	677	677
United States Treasury Note/Bond	2.625%	5/15/21	261,914	263,797
United States Treasury Note/Bond	3.125%	5/15/21	1,380	1,404
United States Treasury Note/Bond	8.125%	5/15/21	190	213
United States Treasury Note/Bond	1.375%	5/31/21	564,165	553,587
United States Treasury Note/Bond	2.000%	5/31/21	783	778
United States Treasury Note/Bond	2.625%	6/15/21	196,577	198,174
United States Treasury Note/Bond	1.125%	6/30/21	363,827	355,073
United States Treasury Note/Bond	2.125%	6/30/21	1,150	1,147
United States Treasury Note/Bond	2.625%	7/15/21	121,055	122,038
United States Treasury Note/Bond	1.125%	7/31/21	184,920	180,210
United States Treasury Note/Bond	2.250%	7/31/21	1,350	1,350
United States Treasury Note/Bond	2.125%	8/15/21	120,173	119,798
United States Treasury Note/Bond	2.750%	8/15/21	140,710	142,316
United States Treasury Note/Bond	1.125%	8/31/21	734,158	714,768
United States Treasury Note/Bond	2.000%	8/31/21	8,289	8,240
United States Treasury Note/Bond	2.750%	9/15/21	113,762	115,131
United States Treasury Note/Bond	1.125%	9/30/21	573,868	558,712
United States Treasury Note/Bond	2.125%	9/30/21	31,400	31,307
United States Treasury Note/Bond	2.875%	10/15/21	181,199	184,002
United States Treasury Note/Bond	1.250%	10/31/21	895,336	873,230
United States Treasury Note/Bond	2.000%	10/31/21	18,630	18,517
United States Treasury Note/Bond	2.000%	11/15/21	21,575	21,447
United States Treasury Note/Bond	2.875%	11/15/21	210,417	213,771
United States Treasury Note/Bond	1.750%	11/30/21	306,779	302,944
United States Treasury Note/Bond	1.875%	11/30/21	1,069	1,059
United States Treasury Note/Bond	2.625%	12/15/21	200,180	202,244
United States Treasury Note/Bond	2.000%	12/31/21	214,378	213,139
United States Treasury Note/Bond	2.125%	12/31/21	1,450	1,446
United States Treasury Note/Bond	2.500%	1/15/22	248,720	250,508
United States Treasury Note/Bond	1.500%	1/31/22	69,500	68,110
United States Treasury Note/Bond	1.875%	1/31/22	634,240	628,094
United States Treasury Note/Bond	2.000%	2/15/22	161,663	160,678
United States Treasury Note/Bond	2.500%	2/15/22	190,407	191,894
United States Treasury Note/Bond	1.750%	2/28/22	151,961	149,919
United States Treasury Note/Bond	1.875%	2/28/22	79,660	78,876
United States Treasury Note/Bond	2.375%	3/15/22	235,439	236,579
United States Treasury Note/Bond	1.750%	3/31/22	229,242	226,127
United States Treasury Note/Bond	1.875%	3/31/22	444,170	439,866
United States Treasury Note/Bond	1.750%	4/30/22	409,134	403,382
United States Treasury Note/Bond	1.875%	4/30/22	160,194	158,542
United States Treasury Note/Bond	1.750%	5/15/22	217,660	214,530
United States Treasury Note/Bond	1.750%	5/31/22	425,220	419,105
United States Treasury Note/Bond	1.750%	6/30/22	119,680	117,941
United States Treasury Note/Bond	2.125%	6/30/22	54,730	54,567
United States Treasury Note/Bond	1.875%	7/31/22	229,394	226,813
United States Treasury Note/Bond	2.000%	7/31/22	145,520	144,497

United States Treasury Note/Bond	1.625%	8/15/22	82,447	80,837
United States Treasury Note/Bond	1.625%	8/31/22	575,501	564,169
United States Treasury Note/Bond	1.875%	8/31/22	269,117	266,006
United States Treasury Note/Bond	1.750%	9/30/22	86,085	84,713
United States Treasury Note/Bond	1.875%	9/30/22	193,712	191,502
United States Treasury Note/Bond	1.875%	10/31/22	915	904
United States Treasury Note/Bond	2.000%	10/31/22	172,285	170,993
United States Treasury Note/Bond	1.625%	11/15/22	161,143	157,794
United States Treasury Note/Bond	2.000%	11/30/22	443,160	439,699
United States Treasury Note/Bond	2.125%	12/31/22	423,977	422,455
United States Treasury Note/Bond	1.750%	1/31/23	29,330	28,821
United States Treasury Note/Bond	2.375%	1/31/23	454,278	456,831
United States Treasury Note/Bond	2.000%	2/15/23	25,000	24,793
United States Treasury Note/Bond	1.500%	2/28/23	366,606	356,697
United States Treasury Note/Bond	2.625%	2/28/23	503,013	510,558
United States Treasury Note/Bond	1.500%	3/31/23	166,205	161,608
United States Treasury Note/Bond	2.500%	3/31/23	371,875	375,769
United States Treasury Note/Bond	1.625%	4/30/23	69,135	67,514
United States Treasury Note/Bond	2.750%	4/30/23	25,990	26,518
United States Treasury Note/Bond	1.750%	5/15/23	382,650	375,475
United States Treasury Note/Bond	1.625%	5/31/23	210,100	205,045
United States Treasury Note/Bond	2.750%	5/31/23	208,123	212,448
United States Treasury Note/Bond	1.375%	6/30/23	80,000	77,250
United States Treasury Note/Bond	2.625%	6/30/23	343,752	349,283
United States Treasury Note/Bond	1.250%	7/31/23	103,985	99,793
United States Treasury Note/Bond	2.750%	7/31/23	112,085	114,485
United States Treasury Note/Bond	2.500%	8/15/23	390,400	394,792
United States Treasury Note/Bond	1.375%	8/31/23	199,880	192,696
United States Treasury Note/Bond	2.750%	8/31/23	244,140	249,482
United States Treasury Note/Bond	1.375%	9/30/23	73,075	70,392
United States Treasury Note/Bond	2.875%	9/30/23	436,764	448,705
United States Treasury Note/Bond	2.875%	10/31/23	145,867	149,924
United States Treasury Note/Bond	2.750%	11/15/23	490,537	501,574
United States Treasury Note/Bond	2.125%	11/30/23	215,360	214,318
United States Treasury Note/Bond	2.875%	11/30/23	117,469	120,846
United States Treasury Note/Bond	2.250%	12/31/23	70,279	70,323
United States Treasury Note/Bond	2.625%	12/31/23	167,648	170,582
United States Treasury Note/Bond	2.250%	1/31/24	144,680	144,748
United States Treasury Note/Bond	2.500%	1/31/24	369,655	374,161
United States Treasury Note/Bond	2.750%	2/15/24	327,387	335,060
United States Treasury Note/Bond	2.125%	2/29/24	408,995	406,823
United States Treasury Note/Bond	2.375%	2/29/24	668,928	673,738
United States Treasury Note/Bond	2.125%	3/31/24	544,065	541,345
United States Treasury Note/Bond	2.000%	4/30/24	127,010	125,501
				31,599,981
Agency Bonds and Notes (2.4%)
1 AID-Iraq	2.149%	1/18/22	9,755	9,710
1 AID-Israel	5.500%	9/18/23	4,300	4,874
1 AID-Israel	5.500%	12/4/23	8,000	9,093
1 AID-Jordan	2.503%	10/30/20	7,250	7,260
1 AID-Jordan	2.578%	6/30/22	3,200	3,212
1 AID-Tunisia	2.452%	7/24/21	2,175	2,181
1 AID-Tunisia	1.416%	8/5/21	4,885	4,783
1 AID-Ukraine	1.847%	5/29/20	6,000	5,962
1 AID-Ukraine	1.471%	9/29/21	10,305	10,040
Federal Farm Credit Banks	2.550%	5/15/20	7,925	7,938
Federal Farm Credit Banks	1.680%	10/13/20	7,650	7,570

Federal Farm Credit Banks	2.550%	3/11/21	11,275	11,327
Federal Farm Credit Banks	2.230%	4/5/21	11,000	10,984
Federal Farm Credit Banks	3.050%	11/15/21	5,175	5,278
Federal Farm Credit Banks	2.600%	1/18/22	5,000	5,048
Federal Farm Credit Banks	3.500%	12/20/23	4,250	4,473
Federal Home Loan Banks	2.625%	5/28/20	12,900	12,933
Federal Home Loan Banks	1.750%	6/12/20	1,300	1,290
Federal Home Loan Banks	3.375%	6/12/20	7,025	7,108
Federal Home Loan Banks	1.375%	9/28/20	18,250	17,984
Federal Home Loan Banks	2.625%	10/1/20	50,000	50,182
Federal Home Loan Banks	5.250%	12/11/20	3,400	3,563
Federal Home Loan Banks	1.375%	2/18/21	18,000	17,690
Federal Home Loan Banks	5.625%	6/11/21	13,465	14,418
Federal Home Loan Banks	1.125%	7/14/21	19,600	19,096
Federal Home Loan Banks	3.000%	10/12/21	50,000	50,899
Federal Home Loan Banks	1.875%	11/29/21	52,600	52,073
Federal Home Loan Banks	2.125%	3/10/23	8,950	8,887
Federal Home Loan Banks	2.500%	2/13/24	34,710	35,010
2 Federal Home Loan Mortgage Corp.	1.375%	4/20/20	19,102	18,894
2 Federal Home Loan Mortgage Corp.	2.500%	4/23/20	16,613	16,625
2 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	33,103	32,742
2 Federal Home Loan Mortgage Corp.	1.625%	9/29/20	9,000	8,901
2 Federal Home Loan Mortgage Corp.	1.875%	11/17/20	35,320	35,050
2 Federal Home Loan Mortgage Corp.	2.375%	2/16/21	35,000	35,037
2 Federal Home Loan Mortgage Corp.	1.125%	8/12/21	19,000	18,491
2 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	104,430	104,794
2 Federal Home Loan Mortgage Corp.	2.750%	6/19/23	20,000	20,358
2 Federal National Mortgage Assn.	1.500%	6/22/20	106,325	105,213
2 Federal National Mortgage Assn.	1.500%	7/30/20	13,000	12,852
2 Federal National Mortgage Assn.	2.875%	10/30/20	16,679	16,807
2 Federal National Mortgage Assn.	1.500%	11/30/20	27,880	27,492
2 Federal National Mortgage Assn.	1.875%	12/28/20	28,850	28,619
2 Federal National Mortgage Assn.	1.375%	2/26/21	21,400	21,027
2 Federal National Mortgage Assn.	2.500%	4/13/21	20,000	20,077
2 Federal National Mortgage Assn.	1.250%	5/6/21	250	245
2 Federal National Mortgage Assn.	2.750%	6/22/21	8,906	8,993
2 Federal National Mortgage Assn.	1.250%	8/17/21	30,500	29,766
2 Federal National Mortgage Assn.	1.375%	10/7/21	40,100	39,232
2 Federal National Mortgage Assn.	2.000%	1/5/22	40,700	40,434
2 Federal National Mortgage Assn.	2.625%	1/11/22	10,798	10,908
2 Federal National Mortgage Assn.	1.875%	4/5/22	1,070	1,058
2 Federal National Mortgage Assn.	2.000%	10/5/22	26,250	26,017
2 Federal National Mortgage Assn.	2.375%	1/19/23	19,149	19,207
2 Federal National Mortgage Assn.	2.875%	9/12/23	4,590	4,699
2 Federal National Mortgage Assn.	2.500%	2/5/24	14,133	14,254
Private Export Funding Corp.	2.300%	9/15/20	6,650	6,642
Private Export Funding Corp.	4.300%	12/15/21	9,940	10,441
Private Export Funding Corp.	2.800%	5/15/22	3,725	3,768
Private Export Funding Corp.	2.050%	11/15/22	10,276	10,144
Private Export Funding Corp.	3.550%	1/15/24	3,500	3,656
Resolution Funding Corp.	8.625%	1/15/21	850	942
Tennessee Valley Authority	3.875%	2/15/21	6,100	6,267
Tennessee Valley Authority	1.875%	8/15/22	8,175	8,046
				1,168,564
Total U.S. Government and Agency Obligations (Cost $32,826,976)				32,768,545

Corporate Bonds (26.0%)
Finance (11.0%)
Banking (8.9%)
American Express Co.	2.200%	10/30/20	9,990	9,915
American Express Co.	3.000%	2/22/21	5,000	5,026
American Express Co.	3.375%	5/17/21	11,517	11,666
American Express Co.	3.700%	11/5/21	7,250	7,410
American Express Co.	2.500%	8/1/22	7,111	7,026
American Express Co.	2.650%	12/2/22	5,048	5,003
American Express Co.	3.400%	2/27/23	9,262	9,391
American Express Co.	3.700%	8/3/23	5,775	5,916
American Express Co.	3.400%	2/22/24	10,000	10,155
American Express Credit Corp.	2.375%	5/26/20	8,832	8,803
American Express Credit Corp.	2.600%	9/14/20	10,327	10,311
American Express Credit Corp.	2.250%	5/5/21	27,287	27,117
American Express Credit Corp.	2.700%	3/3/22	12,617	12,637
Associated Bank NA	3.500%	8/13/21	3,000	3,028
Australia & New Zealand Banking Group Ltd.	2.125%	8/19/20	5,275	5,236
Australia & New Zealand Banking Group Ltd.	2.250%	11/9/20	10,500	10,424
Australia & New Zealand Banking Group Ltd.	2.700%	11/16/20	4,375	4,379
Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	6,175	6,106
Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	6,000	5,947
Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	2,290	2,268
Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	9,085	9,008
Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	6,375	6,385
Banco Santander SA	3.500%	4/11/22	2,793	2,821
Banco Santander SA	3.125%	2/23/23	6,075	5,977
Banco Santander SA	3.848%	4/12/23	11,530	11,618
Bancolombia SA	5.950%	6/3/21	6,575	6,927
Bank of America Corp.	2.250%	4/21/20	16,047	15,961
Bank of America Corp.	2.625%	10/19/20	17,830	17,787
Bank of America Corp.	2.151%	11/9/20	3,250	3,222
Bank of America Corp.	2.625%	4/19/21	15,286	15,223
3 Bank of America Corp.	2.369%	7/21/21	17,718	17,615
3 Bank of America Corp.	2.328%	10/1/21	17,550	17,390
3 Bank of America Corp.	2.738%	1/23/22	4,990	4,972
3 Bank of America Corp.	3.499%	5/17/22	17,015	17,229
Bank of America Corp.	2.503%	10/21/22	18,504	18,244
Bank of America Corp.	3.300%	1/11/23	32,477	32,971
3 Bank of America Corp.	3.124%	1/20/23	10,925	10,963
3 Bank of America Corp.	2.881%	4/24/23	15,925	15,865
3 Bank of America Corp.	2.816%	7/21/23	17,000	16,880
Bank of America Corp.	4.100%	7/24/23	11,100	11,631
Bank of America Corp.	3.004%	12/20/23	63,865	63,583
Bank of America Corp.	4.125%	1/22/24	2,000	2,098
3 Bank of America Corp.	3.550%	3/5/24	21,100	21,416
3 Bank of America Corp.	3.864%	7/23/24	9,000	9,216
Bank of Montreal	2.100%	6/15/20	10,782	10,723
Bank of Montreal	3.100%	7/13/20	6,800	6,834
Bank of Montreal	3.100%	4/13/21	17,400	17,555
Bank of Montreal	1.900%	8/27/21	15,416	15,129
Bank of Montreal	2.900%	3/26/22	20,000	20,049
Bank of Montreal	3.300%	2/5/24	8,000	8,089
3 Bank of Montreal	4.338%	10/5/28	4,500	4,576
Bank of New York Mellon Corp.	2.600%	8/17/20	10,591	10,597
Bank of New York Mellon Corp.	2.450%	11/27/20	11,088	11,055
Bank of New York Mellon Corp.	4.150%	2/1/21	1,348	1,383

Bank of New York Mellon Corp.	2.500%	4/15/21	1,777	1,769
Bank of New York Mellon Corp.	2.050%	5/3/21	9,650	9,524
Bank of New York Mellon Corp.	2.600%	2/7/22	14,721	14,699
Bank of New York Mellon Corp.	2.950%	1/29/23	8,652	8,694
Bank of New York Mellon Corp.	3.500%	4/28/23	1,650	1,694
3 Bank of New York Mellon Corp.	2.661%	5/16/23	8,425	8,385
Bank of New York Mellon Corp.	3.450%	8/11/23	4,350	4,462
Bank of New York Mellon Corp.	2.200%	8/16/23	7,820	7,599
Bank of Nova Scotia	2.150%	7/14/20	6,600	6,559
Bank of Nova Scotia	2.350%	10/21/20	13,588	13,519
Bank of Nova Scotia	2.500%	1/8/21	1,580	1,574
Bank of Nova Scotia	4.375%	1/13/21	3,176	3,271
Bank of Nova Scotia	2.450%	3/22/21	100	100
Bank of Nova Scotia	3.125%	4/20/21	4,400	4,428
Bank of Nova Scotia	2.800%	7/21/21	6,780	6,788
Bank of Nova Scotia	2.700%	3/7/22	21,875	21,911
Bank of Nova Scotia	2.450%	9/19/22	2,146	2,125
Bank of Nova Scotia	3.400%	2/11/24	5,000	5,078
Barclays Bank plc	5.140%	10/14/20	2,000	2,047
Barclays Bank plc	2.650%	1/11/21	17,500	17,369
Barclays plc	2.875%	6/8/20	20,800	20,758
Barclays plc	3.250%	1/12/21	8,462	8,467
Barclays plc	3.200%	8/10/21	9,860	9,847
Barclays plc	3.684%	1/10/23	6,175	6,165
3 Barclays plc	4.338%	5/16/24	10,000	10,089
BB&T Corp.	2.625%	6/29/20	3,967	3,962
BB&T Corp.	2.150%	2/1/21	5,394	5,341
BB&T Corp.	2.050%	5/10/21	7,152	7,054
BB&T Corp.	3.200%	9/3/21	4,045	4,083
BB&T Corp.	3.950%	3/22/22	6,500	6,633
BB&T Corp.	2.750%	4/1/22	7,465	7,470
BB&T Corp.	3.050%	6/20/22	10,000	10,075
BB&T Corp.	3.750%	12/6/23	4,000	4,148
BNP Paribas SA	2.375%	5/21/20	14,681	14,648
BNP Paribas SA	5.000%	1/15/21	13,881	14,417
BNP Paribas SA	3.250%	3/3/23	4,999	5,069
BPCE SA	2.650%	2/3/21	5,496	5,482
BPCE SA	2.750%	12/2/21	11,350	11,322
4 BPCE SA	3.000%	5/22/22	6,000	5,933
Branch Banking & Trust Co.	2.250%	6/1/20	6,992	6,951
Branch Banking & Trust Co.	2.850%	4/1/21	2,175	2,178
Branch Banking & Trust Co.	2.625%	1/15/22	7,135	7,134
Canadian Imperial Bank of Commerce	2.100%	10/5/20	5,360	5,313
Canadian Imperial Bank of Commerce	2.700%	2/2/21	2,398	2,398
Canadian Imperial Bank of Commerce	2.550%	6/16/22	7,475	7,461
Canadian Imperial Bank of Commerce	3.500%	9/13/23	7,000	7,167
Canadian Imperial Bank of Commerce	3.100%	4/2/24	8,000	7,981
Capital One Bank USA NA	3.375%	2/15/23	11,600	11,585
Capital One Financial Corp.	2.500%	5/12/20	9,458	9,425
Capital One Financial Corp.	2.400%	10/30/20	1,200	1,193
Capital One Financial Corp.	3.450%	4/30/21	14,100	14,277
Capital One Financial Corp.	4.750%	7/15/21	8,382	8,784
Capital One Financial Corp.	3.050%	3/9/22	7,677	7,720
Capital One Financial Corp.	3.500%	6/15/23	2,080	2,108
Capital One Financial Corp.	3.900%	1/29/24	1,500	1,531
Capital One NA	2.950%	7/23/21	11,205	11,221
Capital One NA	2.250%	9/13/21	14,503	14,284

	Capital One NA	2.650%	8/8/22	5,183	5,120
	Citibank NA	3.050%	5/1/20	14,300	14,359
	Citibank NA	2.100%	6/12/20	19,190	19,068
	Citibank NA	2.125%	10/20/20	25,035	24,830
	Citibank NA	2.850%	2/12/21	9,415	9,451
	Citibank NA	3.400%	7/23/21	3,150	3,199
3	Citibank NA	3.165%	2/19/22	3,150	3,155
3,4 Citicorp Lease Pass-Through Trust 1999-1		8.040%	12/15/19	335	346
	Citigroup Inc.	5.375%	8/9/20	3,783	3,912
	Citigroup Inc.	2.650%	10/26/20	12,465	12,452
	Citigroup Inc.	2.700%	3/30/21	16,500	16,489
	Citigroup Inc.	2.350%	8/2/21	12,987	12,851
	Citigroup Inc.	2.900%	12/8/21	32,427	32,447
	Citigroup Inc.	4.500%	1/14/22	17,343	18,097
	Citigroup Inc.	2.750%	4/25/22	22,636	22,582
	Citigroup Inc.	4.050%	7/30/22	5,580	5,753
	Citigroup Inc.	2.700%	10/27/22	7,235	7,176
	Citigroup Inc.	3.500%	5/15/23	12,207	12,394
3	Citigroup Inc.	2.876%	7/24/23	12,105	12,026
	Citigroup Inc.	3.875%	10/25/23	11,110	11,545
3	Citigroup Inc.	4.044%	6/1/24	10,085	10,406
	Citizens Bank NA	2.200%	5/26/20	3,080	3,057
	Citizens Bank NA	2.250%	10/30/20	4,675	4,636
	Citizens Bank NA	2.550%	5/13/21	7,021	6,961
	Citizens Bank NA	3.250%	2/14/22	5,000	5,046
	Citizens Bank NA	2.650%	5/26/22	3,500	3,463
	Citizens Bank NA	3.700%	3/29/23	3,700	3,795
	Citizens Financial Group Inc.	2.375%	7/28/21	1,550	1,526
	Comerica Inc.	3.700%	7/31/23	10,700	10,995
	Commonwealth Bank of Australia	2.400%	11/2/20	7,505	7,465
	Commonwealth Bank of Australia	2.550%	3/15/21	8,755	8,719
	Compass Bank	3.500%	6/11/21	7,000	7,061
	Compass Bank	2.875%	6/29/22	8,980	8,890
	Cooperatieve Rabobank UA	4.500%	1/11/21	1,241	1,278
	Cooperatieve Rabobank UA	2.500%	1/19/21	25,143	25,017
	Cooperatieve Rabobank UA	2.750%	1/10/22	7,053	7,043
	Cooperatieve Rabobank UA	3.875%	2/8/22	19,531	20,094
	Cooperatieve Rabobank UA	3.950%	11/9/22	8,670	8,811
	Cooperatieve Rabobank UA	2.750%	1/10/23	1,700	1,685
	Cooperatieve Rabobank UA	4.625%	12/1/23	20,352	21,247
	Credit Suisse AG	4.375%	8/5/20	8,124	8,288
	Credit Suisse AG	3.000%	10/29/21	15,875	15,946
4	Credit Suisse Group AG	3.574%	1/9/23	5,000	5,013
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	12,502	12,522
	Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	10,140	10,228
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	11,164	11,332
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	11,130	11,284
	Deutsche Bank AG	2.700%	7/13/20	19,625	19,413
	Deutsche Bank AG	2.950%	8/20/20	3,340	3,284
	Deutsche Bank AG	3.125%	1/13/21	10,025	9,915
	Deutsche Bank AG	3.150%	1/22/21	8,725	8,594
	Deutsche Bank AG	4.250%	2/4/21	75	75
	Deutsche Bank AG	3.375%	5/12/21	2,000	1,971
	Deutsche Bank AG	4.250%	10/14/21	14,000	14,081
	Deutsche Bank AG	5.000%	2/14/22	5,850	5,987
	Deutsche Bank AG	3.300%	11/16/22	8,426	8,131
	Deutsche Bank AG	3.950%	2/27/23	11,480	11,296

Discover Bank	7.000%	4/15/20	2,485	2,587
Discover Bank	3.100%	6/4/20	8,241	8,261
Discover Bank	3.200%	8/9/21	2,711	2,724
Discover Bank	3.350%	2/6/23	1,650	1,661
Discover Bank	4.200%	8/8/23	10,363	10,776
3 Discover Bank	4.682%	8/9/28	3,100	3,132
Discover Financial Services	3.850%	11/21/22	6,024	6,180
Fifth Third Bancorp	2.875%	7/27/20	7,813	7,827
Fifth Third Bancorp	3.500%	3/15/22	4,072	4,160
Fifth Third Bancorp	4.300%	1/16/24	6,573	6,812
Fifth Third Bancorp	3.650%	1/25/24	7,420	7,598
Fifth Third Bank	2.200%	10/30/20	6,700	6,647
Fifth Third Bank	2.250%	6/14/21	19,133	18,882
Fifth Third Bank	3.350%	7/26/21	6,000	6,062
Fifth Third Bank	2.875%	10/1/21	3,441	3,442
First Horizon National Corp.	3.500%	12/15/20	5,558	5,591
First Republic Bank	2.500%	6/6/22	9,725	9,641
Goldman Sachs Bank USA	3.200%	6/5/20	8,025	8,076
Goldman Sachs Group Inc.	2.600%	4/23/20	13,321	13,284
Goldman Sachs Group Inc.	6.000%	6/15/20	9,945	10,327
Goldman Sachs Group Inc.	2.750%	9/15/20	12,522	12,523
Goldman Sachs Group Inc.	2.600%	12/27/20	2,720	2,705
Goldman Sachs Group Inc.	2.875%	2/25/21	15,678	15,695
Goldman Sachs Group Inc.	2.625%	4/25/21	13,681	13,610
Goldman Sachs Group Inc.	5.250%	7/27/21	30,932	32,540
Goldman Sachs Group Inc.	2.350%	11/15/21	8,574	8,455
Goldman Sachs Group Inc.	5.750%	1/24/22	28,441	30,502
Goldman Sachs Group Inc.	3.000%	4/26/22	33,655	33,550
3 Goldman Sachs Group Inc.	2.876%	10/31/22	25,463	25,225
Goldman Sachs Group Inc.	3.625%	1/22/23	4,980	5,075
Goldman Sachs Group Inc.	3.200%	2/23/23	4,861	4,875
3 Goldman Sachs Group Inc.	2.908%	6/5/23	7,006	6,924
3 Goldman Sachs Group Inc.	2.905%	7/24/23	18,331	18,139
Goldman Sachs Group Inc.	3.625%	2/20/24	16,250	16,446
Goldman Sachs Group Inc.	4.000%	3/3/24	24,559	25,309
HSBC Bank USA NA	4.875%	8/24/20	8,980	9,215
HSBC Holdings plc	3.400%	3/8/21	4,622	4,666
HSBC Holdings plc	5.100%	4/5/21	7,127	7,430
HSBC Holdings plc	2.950%	5/25/21	24,038	24,069
HSBC Holdings plc	2.650%	1/5/22	25,845	25,637
HSBC Holdings plc	4.875%	1/14/22	2,944	3,091
HSBC Holdings plc	4.000%	3/30/22	9,111	9,395
3 HSBC Holdings plc	3.262%	3/13/23	24,845	24,917
HSBC Holdings plc	3.600%	5/25/23	19,230	19,577
3 HSBC Holdings plc	3.033%	11/22/23	4,950	4,908
3 HSBC Holdings plc	3.950%	5/18/24	12,000	12,210
3 HSBC Holdings plc	3.803%	3/11/25	13,375	13,569
HSBC USA Inc.	2.750%	8/7/20	14,520	14,536
HSBC USA Inc.	5.000%	9/27/20	6,007	6,179
Huntington Bancshares Inc.	3.150%	3/14/21	5,519	5,542
Huntington Bancshares Inc.	2.300%	1/14/22	1,070	1,054
Huntington National Bank	2.400%	4/1/20	4,275	4,260
Huntington National Bank	2.875%	8/20/20	4,450	4,456
Huntington National Bank	3.250%	5/14/21	5,450	5,500
Huntington National Bank	3.125%	4/1/22	3,500	3,525
Huntington National Bank	2.500%	8/7/22	8,200	8,084
ING Groep NV	3.150%	3/29/22	11,352	11,367

ING Groep NV	4.100%	10/2/23	12,750	13,087
JPMorgan Chase & Co.	2.750%	6/23/20	29,617	29,650
JPMorgan Chase & Co.	4.400%	7/22/20	17,840	18,243
JPMorgan Chase & Co.	4.250%	10/15/20	22,127	22,644
JPMorgan Chase & Co.	2.550%	10/29/20	19,999	19,948
JPMorgan Chase & Co.	2.550%	3/1/21	21,165	21,111
JPMorgan Chase & Co.	4.625%	5/10/21	11,500	11,932
JPMorgan Chase & Co.	2.400%	6/7/21	11,736	11,648
JPMorgan Chase & Co.	2.295%	8/15/21	26,008	25,682
JPMorgan Chase & Co.	4.350%	8/15/21	18,064	18,703
JPMorgan Chase & Co.	4.500%	1/24/22	18,879	19,729
3 JPMorgan Chase & Co.	3.514%	6/18/22	10,000	10,136
JPMorgan Chase & Co.	3.250%	9/23/22	22,755	23,106
JPMorgan Chase & Co.	2.972%	1/15/23	10,925	10,937
JPMorgan Chase & Co.	3.200%	1/25/23	15,947	16,129
3 JPMorgan Chase & Co.	3.207%	4/1/23	12,500	12,552
3 JPMorgan Chase & Co.	2.776%	4/25/23	9,390	9,328
JPMorgan Chase & Co.	3.375%	5/1/23	15,464	15,613
JPMorgan Chase & Co.	2.700%	5/18/23	19,863	19,655
3 JPMorgan Chase & Co.	3.559%	4/23/24	13,200	13,407
3 JPMorgan Chase & Co.	3.797%	7/23/24	8,300	8,528
3 JPMorgan Chase Bank NA	2.604%	2/1/21	5,000	4,989
3 JPMorgan Chase Bank NA	3.086%	4/26/21	14,500	14,535
KeyBank NA	3.350%	6/15/21	3,465	3,512
KeyBank NA	2.500%	11/22/21	5,910	5,875
KeyBank NA	2.400%	6/9/22	5,910	5,852
KeyBank NA	2.300%	9/14/22	4,270	4,212
KeyBank NA	3.375%	3/7/23	3,850	3,933
3 KeyBank NA	3.180%	10/15/27	2,125	2,134
KeyCorp	2.900%	9/15/20	7,920	7,943
KeyCorp	5.100%	3/24/21	6,769	7,069
Lloyds Bank plc	2.700%	8/17/20	15,086	15,064
Lloyds Bank plc	6.375%	1/21/21	2,942	3,111
Lloyds Bank plc	3.300%	5/7/21	8,091	8,152
Lloyds Banking Group plc	3.000%	1/11/22	20,340	20,166
Lloyds Banking Group plc	4.050%	8/16/23	13,050	13,295
3 Lloyds Banking Group plc	2.907%	11/7/23	7,360	7,177
M&T Bank Corp.	3.550%	7/26/23	7,000	7,220
Manufacturers & Traders Trust Co.	2.050%	8/17/20	4,800	4,762
Manufacturers & Traders Trust Co.	2.625%	1/25/21	7,420	7,401
Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	8,985	8,999
Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	6,500	6,597
Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	14,525	14,251
Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	9,700	9,714
Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	6,550	6,598
Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	17,943	17,763
Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	8,803	8,927
Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	12,400	12,743
Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	3,700	3,617
Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	8,150	8,252
Mizuho Financial Group Inc.	2.273%	9/13/21	1,900	1,866
Mizuho Financial Group Inc.	2.953%	2/28/22	8,400	8,389
Mizuho Financial Group Inc.	3.549%	3/5/23	8,800	8,935
3 Mizuho Financial Group Inc.	3.922%	9/11/24	6,000	6,173
Morgan Stanley	2.800%	6/16/20	17,592	17,615
Morgan Stanley	5.500%	7/24/20	13,795	14,266
Morgan Stanley	5.750%	1/25/21	16,709	17,570

Morgan Stanley	2.500%	4/21/21	22,304	22,169
Morgan Stanley	5.500%	7/28/21	17,428	18,460
Morgan Stanley	2.625%	11/17/21	24,857	24,701
Morgan Stanley	2.750%	5/19/22	15,495	15,424
Morgan Stanley	4.875%	11/1/22	17,117	18,061
Morgan Stanley	3.125%	1/23/23	15,839	15,897
Morgan Stanley	3.750%	2/25/23	24,714	25,371
Morgan Stanley	4.100%	5/22/23	16,058	16,531
3 Morgan Stanley	3.737%	4/24/24	16,450	16,751
MUFG Americas Holdings Corp.	3.500%	6/18/22	3,000	3,055
MUFG Union Bank NA	3.150%	4/1/22	17,300	17,441
National Australia Bank Ltd.	2.125%	5/22/20	5,500	5,466
National Australia Bank Ltd.	2.625%	7/23/20	8,100	8,104
National Australia Bank Ltd.	2.625%	1/14/21	7,656	7,635
National Australia Bank Ltd.	1.875%	7/12/21	7,220	7,066
National Australia Bank Ltd.	3.375%	9/20/21	5,000	5,056
National Australia Bank Ltd.	3.700%	11/4/21	8,000	8,181
National Australia Bank Ltd.	2.800%	1/10/22	6,000	5,993
National Australia Bank Ltd.	2.500%	5/22/22	5,265	5,212
National Australia Bank Ltd.	3.000%	1/20/23	4,536	4,542
National Australia Bank Ltd.	3.625%	6/20/23	5,000	5,119
National Bank of Canada	2.150%	6/12/20	8,450	8,397
National Bank of Canada	2.200%	11/2/20	8,565	8,498
Northern Trust Corp.	3.375%	8/23/21	3,271	3,328
Northern Trust Corp.	2.375%	8/2/22	1,845	1,817
People's United Financial Inc.	3.650%	12/6/22	3,700	3,754
PNC Bank NA	2.000%	5/19/20	7,355	7,301
PNC Bank NA	2.300%	6/1/20	13,007	12,946
PNC Bank NA	2.600%	7/21/20	5,520	5,509
PNC Bank NA	2.450%	11/5/20	10,036	9,989
PNC Bank NA	2.500%	1/22/21	3,250	3,248
PNC Bank NA	2.150%	4/29/21	17,376	17,214
PNC Bank NA	2.550%	12/9/21	7,985	7,966
PNC Bank NA	2.625%	2/17/22	16,935	16,945
PNC Bank NA	2.700%	11/1/22	5,541	5,503
PNC Bank NA	2.950%	1/30/23	10,000	9,939
PNC Bank NA	3.500%	6/8/23	4,000	4,109
PNC Bank NA	3.800%	7/25/23	1,000	1,026
PNC Financial Services Group Inc.	2.854%	11/9/22	4,240	4,232
PNC Financial Services Group Inc.	3.500%	1/23/24	1,500	1,540
PNC Funding Corp.	4.375%	8/11/20	1,446	1,478
RBC USA Holdco Corp.	5.250%	9/15/20	4,100	4,240
Regions Bank	2.750%	4/1/21	6,690	6,664
3 Regions Bank	3.374%	8/13/21	4,500	4,521
Regions Financial Corp.	3.200%	2/8/21	2,869	2,889
Regions Financial Corp.	2.750%	8/14/22	7,657	7,601
Regions Financial Corp.	3.800%	8/14/23	4,250	4,365
Royal Bank of Canada	2.150%	10/26/20	5,560	5,535
Royal Bank of Canada	2.350%	10/30/20	14,592	14,530
Royal Bank of Canada	2.500%	1/19/21	7,467	7,464
Royal Bank of Canada	3.200%	4/30/21	11,928	12,069
Royal Bank of Canada	2.750%	2/1/22	9,610	9,656
Royal Bank of Canada	3.700%	10/5/23	5,800	6,004
Royal Bank of Scotland Group plc	6.125%	12/15/22	6,550	6,988
3 Royal Bank of Scotland Group plc	3.498%	5/15/23	9,289	9,210
Royal Bank of Scotland Group plc	6.100%	6/10/23	10,375	11,013
Royal Bank of Scotland Group plc	3.875%	9/12/23	25,721	25,662

Royal Bank of Scotland Group plc	6.000%	12/19/23	11,697	12,510
3 Royal Bank of Scotland Group plc	4.519%	6/25/24	16,000	16,344
3 Royal Bank of Scotland Group plc	4.269%	3/22/25	2,000	2,022
Santander Holdings USA Inc.	2.650%	4/17/20	8,331	8,305
Santander Holdings USA Inc.	4.450%	12/3/21	5,935	6,111
Santander Holdings USA Inc.	3.700%	3/28/22	14,539	14,701
Santander Holdings USA Inc.	3.400%	1/18/23	9,275	9,255
Santander UK Group Holdings plc	2.875%	10/16/20	9,783	9,758
Santander UK Group Holdings plc	3.125%	1/8/21	13,745	13,728
Santander UK Group Holdings plc	2.875%	8/5/21	4,380	4,342
3 Santander UK Group Holdings plc	3.373%	1/5/24	12,500	12,265
3 Santander UK Group Holdings plc	4.796%	11/15/24	5,950	6,129
Santander UK plc	2.125%	11/3/20	9,040	8,917
Santander UK plc	3.400%	6/1/21	10,105	10,179
Santander UK plc	3.750%	11/15/21	6,950	7,086
Santander UK plc	4.000%	3/13/24	1,750	1,826
Skandinaviska Enskilda Banken AB	2.625%	3/15/21	7,545	7,506
Skandinaviska Enskilda Banken AB	1.875%	9/13/21	9,600	9,359
Skandinaviska Enskilda Banken AB	2.800%	3/11/22	4,640	4,623
State Street Corp.	2.550%	8/18/20	12,516	12,510
State Street Corp.	4.375%	3/7/21	6,592	6,790
State Street Corp.	1.950%	5/19/21	4,425	4,341
3 State Street Corp.	2.653%	5/15/23	6,025	5,991
State Street Corp.	3.100%	5/15/23	1,965	1,995
State Street Corp.	3.700%	11/20/23	5,500	5,697
3 State Street Corp.	3.776%	12/3/24	2,000	2,074
Sumitomo Mitsui Banking Corp.	2.650%	7/23/20	9,424	9,403
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	5,250	5,216
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	2,360	2,375
Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	13,282	13,311
Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	10,222	10,045
Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	14,246	14,079
Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	2,379	2,376
Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	7,387	7,341
Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	6,386	6,338
Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	20,000	20,100
Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	5,000	5,131
Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	8,269	8,584
SunTrust Bank	2.450%	8/1/22	7,126	7,037
3 SunTrust Bank	3.502%	8/2/22	4,350	4,411
SunTrust Bank	3.000%	2/2/23	5,135	5,155
SunTrust Bank	2.750%	5/1/23	1,175	1,167
SunTrust Bank	3.200%	4/1/24	7,000	7,061
3 SunTrust Bank	3.689%	8/2/24	7,500	7,671
SunTrust Banks Inc.	2.900%	3/3/21	5,376	5,395
SunTrust Banks Inc.	2.700%	1/27/22	2,102	2,098
Svenska Handelsbanken AB	1.950%	9/8/20	5,465	5,404
Svenska Handelsbanken AB	2.400%	10/1/20	7,875	7,834
Svenska Handelsbanken AB	2.450%	3/30/21	16,433	16,330
Svenska Handelsbanken AB	3.350%	5/24/21	5,000	5,056
Svenska Handelsbanken AB	1.875%	9/7/21	3,932	3,848
Svenska Handelsbanken AB	3.900%	11/20/23	5,000	5,204
Synchrony Bank	3.650%	5/24/21	4,830	4,872
Synchrony Bank	3.000%	6/15/22	5,205	5,142
Synchrony Financial	3.750%	8/15/21	2,511	2,534
Synchrony Financial	4.375%	3/19/24	4,000	4,052
Synovus Financial Corp.	3.125%	11/1/22	2,200	2,172

Toronto-Dominion Bank	3.000%	6/11/20	3,000	3,011
Toronto-Dominion Bank	3.150%	9/17/20	8,000	8,080
Toronto-Dominion Bank	2.500%	12/14/20	9,715	9,679
Toronto-Dominion Bank	2.550%	1/25/21	8,050	8,031
Toronto-Dominion Bank	2.125%	4/7/21	12,010	11,895
Toronto-Dominion Bank	3.250%	6/11/21	4,231	4,279
Toronto-Dominion Bank	1.800%	7/13/21	14,113	13,860
Toronto-Dominion Bank	3.500%	7/19/23	15,433	15,883
Toronto-Dominion Bank	3.250%	3/11/24	4,600	4,658
UBS AG	4.875%	8/4/20	6,551	6,734
US Bancorp	2.350%	1/29/21	8,735	8,716
US Bancorp	4.125%	5/24/21	2,714	2,799
US Bancorp	2.625%	1/24/22	10,255	10,272
US Bancorp	3.000%	3/15/22	6,530	6,603
US Bancorp	2.950%	7/15/22	9,411	9,463
US Bancorp	3.700%	1/30/24	6,485	6,752
US Bancorp	3.375%	2/5/24	7,000	7,153
US Bank NA	3.050%	7/24/20	2,000	2,012
US Bank NA	2.050%	10/23/20	16,000	15,887
US Bank NA	3.150%	4/26/21	2,000	2,022
3 US Bank NA	3.104%	5/21/21	12,005	12,059
US Bank NA	3.450%	11/16/21	3,000	3,063
US Bank NA	2.850%	1/23/23	6,485	6,503
US Bank NA	3.400%	7/24/23	6,100	6,252
Wells Fargo & Co.	2.600%	7/22/20	23,151	23,131
Wells Fargo & Co.	2.550%	12/7/20	22,316	22,262
Wells Fargo & Co.	3.000%	1/22/21	11,917	11,974
Wells Fargo & Co.	2.500%	3/4/21	11,135	11,084
Wells Fargo & Co.	4.600%	4/1/21	24,696	25,591
Wells Fargo & Co.	2.100%	7/26/21	22,825	22,502
Wells Fargo & Co.	3.500%	3/8/22	5,881	6,003
Wells Fargo & Co.	2.625%	7/22/22	28,378	28,176
Wells Fargo & Co.	3.069%	1/24/23	34,816	34,895
Wells Fargo & Co.	3.450%	2/13/23	10,655	10,797
Wells Fargo & Co.	4.125%	8/15/23	7,669	7,946
Wells Fargo & Co.	3.750%	1/24/24	8,000	8,226
Wells Fargo Bank NA	2.600%	1/15/21	7,206	7,184
3 Wells Fargo Bank NA	3.325%	7/23/21	14,900	14,994
Wells Fargo Bank NA	3.625%	10/22/21	17,000	17,328
Wells Fargo Bank NA	3.550%	8/14/23	17,750	18,219
Westpac Banking Corp.	3.050%	5/15/20	5,280	5,298
Westpac Banking Corp.	2.300%	5/26/20	13,477	13,424
Westpac Banking Corp.	2.600%	11/23/20	7,875	7,855
Westpac Banking Corp.	2.650%	1/25/21	4,425	4,414
Westpac Banking Corp.	2.100%	5/13/21	11,527	11,368
Westpac Banking Corp.	2.000%	8/19/21	10,950	10,743
Westpac Banking Corp.	2.800%	1/11/22	5,000	5,006
Westpac Banking Corp.	2.500%	6/28/22	12,650	12,493
Westpac Banking Corp.	2.750%	1/11/23	4,000	3,977
Westpac Banking Corp.	3.650%	5/15/23	7,203	7,385
Westpac Banking Corp.	3.300%	2/26/24	8,200	8,288
Zions Bancorp NA	3.500%	8/27/21	5,750	5,813

Brokerage (0.2%)
Affiliated Managers Group Inc.	4.250%	2/15/24	2,550	2,639
Ameriprise Financial Inc.	3.000%	3/22/22	1,940	1,951
Ameriprise Financial Inc.	4.000%	10/15/23	5,224	5,475

BGC Partners Inc.	5.125%	5/27/21	1,675	1,715
BGC Partners Inc.	5.375%	7/24/23	3,914	4,042
BlackRock Inc.	4.250%	5/24/21	5,775	5,952
BlackRock Inc.	3.375%	6/1/22	2,275	2,329
BlackRock Inc.	3.500%	3/18/24	3,700	3,832
Charles Schwab Corp.	4.450%	7/22/20	2,780	2,842
Charles Schwab Corp.	3.250%	5/21/21	6,400	6,479
Charles Schwab Corp.	3.225%	9/1/22	2,550	2,603
Charles Schwab Corp.	2.650%	1/25/23	6,307	6,305
Charles Schwab Corp.	3.550%	2/1/24	1,825	1,896
E*TRADE Financial Corp.	2.950%	8/24/22	4,450	4,434
Eaton Vance Corp.	3.625%	6/15/23	2,350	2,418
Intercontinental Exchange Inc.	2.750%	12/1/20	4,991	4,998
Intercontinental Exchange Inc.	2.350%	9/15/22	1,175	1,158
Intercontinental Exchange Inc.	3.450%	9/21/23	4,150	4,247
Intercontinental Exchange Inc.	4.000%	10/15/23	4,955	5,207
Invesco Finance plc	3.125%	11/30/22	7,825	7,827
Invesco Finance plc	4.000%	1/30/24	5,475	5,634
Jefferies Financial Group Inc.	5.500%	10/18/23	8,329	8,695
Jefferies Group LLC	6.875%	4/15/21	6,047	6,470
Jefferies Group LLC	5.125%	1/20/23	310	329
Stifel Financial Corp.	3.500%	12/1/20	5,645	5,677
TD Ameritrade Holding Corp.	2.950%	4/1/22	6,658	6,702

Finance Companies (0.4%)
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.250%	7/1/20	6,076	6,160
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.625%	10/30/20	8,085	8,277
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.500%	5/15/21	5,507	5,624
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	5.000%	10/1/21	6,098	6,334
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.450%	12/16/21	1,495	1,534
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.950%	2/1/22	4,449	4,505
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.500%	5/26/22	3,400	3,396
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.625%	7/1/22	3,415	3,526
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.300%	1/23/23	3,880	3,812
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.125%	7/3/23	2,500	2,528
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.875%	1/16/24	2,980	3,088
Air Lease Corp.	2.500%	3/1/21	3,725	3,688
Air Lease Corp.	3.875%	4/1/21	3,405	3,452
Air Lease Corp.	3.375%	6/1/21	2,340	2,346
Air Lease Corp.	3.500%	1/15/22	1,450	1,463
Air Lease Corp.	3.750%	2/1/22	4,471	4,523
Air Lease Corp.	2.625%	7/1/22	3,034	2,963
Air Lease Corp.	2.750%	1/15/23	5,315	5,177
Air Lease Corp.	3.875%	7/3/23	7,270	7,365
Air Lease Corp.	3.000%	9/15/23	4,239	4,140
Air Lease Corp.	4.250%	2/1/24	6,565	6,700

Aircastle Ltd.	5.125%	3/15/21	4,040	4,169
Aircastle Ltd.	5.500%	2/15/22	2,260	2,359
Aircastle Ltd.	5.000%	4/1/23	5,232	5,371
Aircastle Ltd.	4.400%	9/25/23	6,900	7,031
Ares Capital Corp.	3.625%	1/19/22	3,335	3,324
Ares Capital Corp.	3.500%	2/10/23	3,190	3,085
FS KKR Capital Corp.	4.750%	5/15/22	575	573
GATX Corp.	3.900%	3/30/23	2,825	2,878
GE Capital International Funding Co.
Unlimited Co.	2.342%	11/15/20	33,490	33,069
International Lease Finance Corp.	8.250%	12/15/20	8,361	8,987
International Lease Finance Corp.	4.625%	4/15/21	3,092	3,169
International Lease Finance Corp.	8.625%	1/15/22	5,023	5,701
International Lease Finance Corp.	5.875%	8/15/22	6,153	6,615
Prospect Capital Corp.	5.875%	3/15/23	150	154

Insurance (0.9%)
AEGON Funding Co. LLC	5.750%	12/15/20	3,543	3,710
Aetna Inc.	4.125%	6/1/21	3,248	3,316
Aetna Inc.	2.750%	11/15/22	6,388	6,303
Aetna Inc.	2.800%	6/15/23	5,738	5,641
Aflac Inc.	4.000%	2/15/22	1,250	1,292
Aflac Inc.	3.625%	6/15/23	4,700	4,858
Alleghany Corp.	5.625%	9/15/20	950	985
Alleghany Corp.	4.950%	6/27/22	4,038	4,274
3 Allstate Corp.	5.750%	8/15/53	6,710	6,777
Alterra Finance LLC	6.250%	9/30/20	5,095	5,305
American International Group Inc.	3.375%	8/15/20	3,892	3,914
American International Group Inc.	6.400%	12/15/20	4,900	5,177
American International Group Inc.	3.300%	3/1/21	5,680	5,718
American International Group Inc.	4.875%	6/1/22	4,490	4,742
American International Group Inc.	4.125%	2/15/24	10,601	10,946
Anthem Inc.	4.350%	8/15/20	5,780	5,897
Anthem Inc.	2.500%	11/21/20	8,275	8,236
Anthem Inc.	3.700%	8/15/21	3,800	3,870
Anthem Inc.	3.125%	5/15/22	3,046	3,069
Anthem Inc.	2.950%	12/1/22	5,605	5,603
Anthem Inc.	3.300%	1/15/23	10,624	10,740
Aon Corp.	5.000%	9/30/20	5,425	5,581
Aon plc	2.800%	3/15/21	3,078	3,072
Aon plc	4.000%	11/27/23	5,980	6,214
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	2,100	2,187
Assurant Inc.	4.000%	3/15/23	3,600	3,638
Assurant Inc.	4.200%	9/27/23	1,500	1,525
AXA Equitable Holdings Inc.	3.900%	4/20/23	5,357	5,482
AXIS Specialty Finance LLC	5.875%	6/1/20	7,463	7,697
Berkshire Hathaway Finance Corp.	2.900%	10/15/20	5,543	5,571
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	6,534	6,724
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	3,765	3,812
Berkshire Hathaway Inc.	2.200%	3/15/21	8,297	8,238
Berkshire Hathaway Inc.	3.750%	8/15/21	4,685	4,828
Berkshire Hathaway Inc.	3.400%	1/31/22	4,027	4,136
Berkshire Hathaway Inc.	3.000%	2/11/23	3,575	3,626
Berkshire Hathaway Inc.	2.750%	3/15/23	9,190	9,253
Chubb INA Holdings Inc.	2.300%	11/3/20	8,533	8,482
Chubb INA Holdings Inc.	2.875%	11/3/22	2,550	2,571
Chubb INA Holdings Inc.	2.700%	3/13/23	5,490	5,464

Cigna Holding Co.	5.125%	6/15/20	2,675	2,747
Cigna Holding Co.	4.375%	12/15/20	1,675	1,709
Cigna Holding Co.	4.500%	3/15/21	2,375	2,438
Cigna Holding Co.	4.000%	2/15/22	1,300	1,336
CNA Financial Corp.	5.875%	8/15/20	3,640	3,786
CNA Financial Corp.	5.750%	8/15/21	5,840	6,221
Coventry Health Care Inc.	5.450%	6/15/21	2,134	2,230
Enstar Group Ltd.	4.500%	3/10/22	2,225	2,256
Fidelity National Financial Inc.	5.500%	9/1/22	2,035	2,176
Hartford Financial Services Group Inc.	5.125%	4/15/22	7,436	7,937
Humana Inc.	2.500%	12/15/20	75	74
Humana Inc.	3.150%	12/1/22	775	778
Humana Inc.	2.900%	12/15/22	5,231	5,201
Lincoln National Corp.	4.200%	3/15/22	100	104
Lincoln National Corp.	4.000%	9/1/23	8,032	8,389
Loews Corp.	2.625%	5/15/23	8,835	8,733
Manulife Financial Corp.	4.900%	9/17/20	5,037	5,185
Markel Corp.	4.900%	7/1/22	1,150	1,209
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	2,763	2,865
Marsh & McLennan Cos. Inc.	2.750%	1/30/22	2,388	2,387
Marsh & McLennan Cos. Inc.	3.300%	3/14/23	2,850	2,891
MetLife Inc.	4.750%	2/8/21	3,523	3,647
MetLife Inc.	3.048%	12/15/22	3,500	3,533
MetLife Inc.	4.368%	9/15/23	4,251	4,538
PartnerRe Finance B LLC	5.500%	6/1/20	3,665	3,760
Primerica Inc.	4.750%	7/15/22	2,700	2,839
Principal Financial Group Inc.	3.300%	9/15/22	1,000	1,009
Principal Financial Group Inc.	3.125%	5/15/23	2,775	2,773
3 Principal Financial Group Inc.	4.700%	5/15/55	4,000	3,920
Progressive Corp.	3.750%	8/23/21	5,754	5,876
Prudential Financial Inc.	5.375%	6/21/20	5,135	5,298
Prudential Financial Inc.	4.500%	11/15/20	2,300	2,363
Prudential Financial Inc.	4.500%	11/16/21	6,760	7,057
3 Prudential Financial Inc.	5.875%	9/15/42	7,400	7,859
3 Prudential Financial Inc.	5.625%	6/15/43	7,260	7,569
3 Prudential Financial Inc.	5.200%	3/15/44	425	429
Reinsurance Group of America Inc.	5.000%	6/1/21	3,037	3,159
Reinsurance Group of America Inc.	4.700%	9/15/23	3,670	3,925
Torchmark Corp.	3.800%	9/15/22	63	64
Travelers Cos. Inc.	3.900%	11/1/20	1,630	1,659
Trinity Acquisition plc	3.500%	9/15/21	1,150	1,155
UnitedHealth Group Inc.	2.700%	7/15/20	1,852	1,856
UnitedHealth Group Inc.	1.950%	10/15/20	4,145	4,103
UnitedHealth Group Inc.	3.875%	10/15/20	5,815	5,914
UnitedHealth Group Inc.	4.700%	2/15/21	2,700	2,792
UnitedHealth Group Inc.	2.125%	3/15/21	8,320	8,246
UnitedHealth Group Inc.	3.150%	6/15/21	5,841	5,916
UnitedHealth Group Inc.	2.875%	12/15/21	5,895	5,927
UnitedHealth Group Inc.	2.875%	3/15/22	6,203	6,245
UnitedHealth Group Inc.	3.350%	7/15/22	7,231	7,393
UnitedHealth Group Inc.	2.375%	10/15/22	7,990	7,918
UnitedHealth Group Inc.	2.750%	2/15/23	4,550	4,551
UnitedHealth Group Inc.	2.875%	3/15/23	5,975	6,014
UnitedHealth Group Inc.	3.500%	6/15/23	6,650	6,854
Unum Group	5.625%	9/15/20	1,558	1,614
Unum Group	3.000%	5/15/21	3,490	3,489
Unum Group	4.000%	3/15/24	2,275	2,306

Willis Towers Watson plc	5.750%	3/15/21	3,046	3,196
WR Berkley Corp.	5.375%	9/15/20	1,100	1,134

Other Finance (0.0%)
ORIX Corp.	2.900%	7/18/22	3,445	3,431

Real Estate Investment Trusts (0.6%)
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	2,434	2,538
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	7,300	7,542
Alexandria Real Estate Equities Inc.	4.000%	1/15/24	3,075	3,182
American Campus Communities Operating
Partnership LP	3.350%	10/1/20	3,546	3,555
American Campus Communities Operating
Partnership LP	3.750%	4/15/23	2,134	2,163
AvalonBay Communities Inc.	3.625%	10/1/20	5,020	5,070
AvalonBay Communities Inc.	3.950%	1/15/21	1,125	1,145
AvalonBay Communities Inc.	2.950%	9/15/22	1,564	1,570
AvalonBay Communities Inc.	4.200%	12/15/23	2,600	2,734
Boston Properties LP	5.625%	11/15/20	6,835	7,091
Boston Properties LP	4.125%	5/15/21	5,674	5,811
Boston Properties LP	3.850%	2/1/23	4,271	4,386
Boston Properties LP	3.125%	9/1/23	3,210	3,220
Brandywine Operating Partnership LP	3.950%	2/15/23	2,475	2,526
Brixmor Operating Partnership LP	3.875%	8/15/22	5,975	6,058
Brixmor Operating Partnership LP	3.250%	9/15/23	3,050	3,014
Camden Property Trust	2.950%	12/15/22	3,800	3,805
Corporate Office Properties LP	3.700%	6/15/21	1,970	1,968
Corporate Office Properties LP	3.600%	5/15/23	2,650	2,625
CubeSmart LP	4.375%	12/15/23	1,925	2,002
Digital Realty Trust LP	3.400%	10/1/20	3,260	3,280
Digital Realty Trust LP	5.250%	3/15/21	11,180	11,585
Digital Realty Trust LP	3.950%	7/1/22	4,671	4,807
Digital Realty Trust LP	3.625%	10/1/22	4,325	4,385
Digital Realty Trust LP	2.750%	2/1/23	1,275	1,248
Duke Realty LP	3.875%	2/15/21	1,000	1,014
Duke Realty LP	3.875%	10/15/22	1,250	1,286
Duke Realty LP	3.625%	4/15/23	1,907	1,939
EPR Properties	5.750%	8/15/22	2,595	2,758
ERP Operating LP	4.750%	7/15/20	330	336
ERP Operating LP	4.625%	12/15/21	6,401	6,656
ERP Operating LP	3.000%	4/15/23	3,848	3,864
Essex Portfolio LP	5.200%	3/15/21	1,850	1,918
Essex Portfolio LP	3.625%	8/15/22	185	189
Essex Portfolio LP	3.250%	5/1/23	2,085	2,085
HCP Inc.	3.150%	8/1/22	3,203	3,203
HCP Inc.	4.000%	12/1/22	5,485	5,617
HCP Inc.	4.250%	11/15/23	3,450	3,589
HCP Inc.	4.200%	3/1/24	1,500	1,557
Healthcare Trust of America Holdings LP	3.375%	7/15/21	1,000	1,003
Healthcare Trust of America Holdings LP	2.950%	7/1/22	4,755	4,705
Healthcare Trust of America Holdings LP	3.700%	4/15/23	1,925	1,938
Highwoods Realty LP	3.200%	6/15/21	2,000	1,993
Hospitality Properties Trust	4.250%	2/15/21	3,205	3,221
Hospitality Properties Trust	5.000%	8/15/22	3,557	3,711
Hospitality Properties Trust	4.500%	6/15/23	2,616	2,679
Host Hotels & Resorts LP	6.000%	10/1/21	2,644	2,780
Host Hotels & Resorts LP	5.250%	3/15/22	2,025	2,117

Host Hotels & Resorts LP	4.750%	3/1/23	1,297	1,352
Host Hotels & Resorts LP	3.750%	10/15/23	4,775	4,698
Kimco Realty Corp.	3.200%	5/1/21	4,669	4,685
Kimco Realty Corp.	3.400%	11/1/22	2,220	2,235
Kimco Realty Corp.	3.125%	6/1/23	1,500	1,491
Liberty Property LP	4.750%	10/1/20	3,950	4,029
Liberty Property LP	4.125%	6/15/22	2,168	2,232
Liberty Property LP	3.375%	6/15/23	2,104	2,117
Mid-America Apartments LP	4.300%	10/15/23	2,475	2,579
National Retail Properties Inc.	3.800%	10/15/22	1,000	1,023
National Retail Properties Inc.	3.300%	4/15/23	4,210	4,238
Office Properties Income Trust	4.000%	7/15/22	5,000	4,988
Omega Healthcare Investors Inc.	4.375%	8/1/23	5,000	5,106
Piedmont Operating Partnership LP	3.400%	6/1/23	1,105	1,086
Piedmont Operating Partnership LP	4.450%	3/15/24	1,050	1,073
ProLogis LP	4.250%	8/15/23	6,150	6,491
Public Storage	2.370%	9/15/22	4,000	3,961
Realty Income Corp.	3.250%	10/15/22	11,422	11,623
Realty Income Corp.	4.650%	8/1/23	1,875	2,000
Regency Centers Corp.	3.750%	11/15/22	425	433
Regency Centers LP	4.800%	4/15/21	2,475	2,582
Simon Property Group LP	2.500%	9/1/20	4,660	4,646
Simon Property Group LP	4.375%	3/1/21	7,260	7,450
Simon Property Group LP	2.500%	7/15/21	2,650	2,637
Simon Property Group LP	4.125%	12/1/21	3,185	3,292
Simon Property Group LP	2.350%	1/30/22	4,424	4,384
Simon Property Group LP	3.375%	3/15/22	1,112	1,131
Simon Property Group LP	2.625%	6/15/22	4,525	4,502
Simon Property Group LP	2.750%	6/1/23	8,355	8,328
SITE Centers Corp.	4.625%	7/15/22	2,145	2,188
SL Green Operating Partnership LP	3.250%	10/15/22	2,350	2,339
SL Green Realty Corp.	7.750%	3/15/20	2,500	2,605
SL Green Realty Corp.	4.500%	12/1/22	1,225	1,268
UDR Inc.	3.700%	10/1/20	6,400	6,466
UDR Inc.	4.625%	1/10/22	225	234
Ventas Realty LP	3.100%	1/15/23	1,460	1,460
Ventas Realty LP	3.125%	6/15/23	6,763	6,766
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	398	397
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	3,130	3,234
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	2,605	2,619
VEREIT Operating Partnership LP	4.125%	6/1/21	5,111	5,169
VEREIT Operating Partnership LP	4.600%	2/6/24	6,616	6,794
Washington REIT	4.950%	10/1/20	1,700	1,725
Weingarten Realty Investors	3.500%	4/15/23	1,250	1,254
Welltower Inc.	4.950%	1/15/21	2,618	2,697
Welltower Inc.	5.250%	1/15/22	693	730
Welltower Inc.	3.750%	3/15/23	3,275	3,358
Welltower Inc.	3.950%	9/1/23	2,750	2,854
				5,460,656
Industrial (13.9%)
Basic Industry (0.6%)
Air Products & Chemicals Inc.	3.000%	11/3/21	2,350	2,369
ArcelorMittal	5.125%	6/1/20	5,000	5,113
ArcelorMittal	5.500%	3/1/21	3,850	4,023
ArcelorMittal	6.250%	2/25/22	6,450	6,934
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	5,000	5,054
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	4,775	5,004

Braskem Finance Ltd.	6.450%	2/3/24	4,800	5,224
Cabot Corp.	3.700%	7/15/22	2,840	2,884
Celanese US Holdings LLC	5.875%	6/15/21	6,182	6,484
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	2,850	2,882
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	2,800	2,881
Dow Chemical Co.	4.250%	11/15/20	7,070	7,203
Dow Chemical Co.	4.125%	11/15/21	7,662	7,874
Dow Chemical Co.	3.000%	11/15/22	14,735	14,758
DowDuPont Inc.	3.766%	11/15/20	13,600	13,835
DowDuPont Inc.	4.205%	11/15/23	16,650	17,419
Eastman Chemical Co.	3.500%	12/1/21	3,789	3,837
Eastman Chemical Co.	3.600%	8/15/22	3,744	3,816
Ecolab Inc.	4.350%	12/8/21	8,757	9,122
Ecolab Inc.	2.375%	8/10/22	5,550	5,481
Ecolab Inc.	3.250%	1/14/23	1,500	1,514
EI du Pont de Nemours & Co.	2.200%	5/1/20	4,950	4,932
FMC Corp.	3.950%	2/1/22	3,235	3,307
Goldcorp Inc.	3.625%	6/9/21	8,400	8,477
Goldcorp Inc.	3.700%	3/15/23	3,152	3,206
International Flavors & Fragrances Inc.	3.400%	9/25/20	3,068	3,088
International Paper Co.	7.500%	8/15/21	3,431	3,770
International Paper Co.	4.750%	2/15/22	3,643	3,794
Kinross Gold Corp.	5.125%	9/1/21	3,340	3,436
Kinross Gold Corp.	5.950%	3/15/24	1,425	1,525
LyondellBasell Industries NV	6.000%	11/15/21	15,166	16,190
Mosaic Co.	3.750%	11/15/21	3,870	3,929
Mosaic Co.	3.250%	11/15/22	5,685	5,701
Mosaic Co.	4.250%	11/15/23	6,750	6,972
NewMarket Corp.	4.100%	12/15/22	1,675	1,713
Newmont Mining Corp.	3.500%	3/15/22	2,551	2,584
Nucor Corp.	4.125%	9/15/22	3,000	3,125
Nucor Corp.	4.000%	8/1/23	6,614	6,903
Nutrien Ltd.	3.150%	10/1/22	4,791	4,789
Nutrien Ltd.	3.500%	6/1/23	7,198	7,275
Packaging Corp. of America	2.450%	12/15/20	7,234	7,181
Packaging Corp. of America	3.900%	6/15/22	2,000	2,060
Packaging Corp. of America	4.500%	11/1/23	5,497	5,808
PPG Industries Inc.	3.600%	11/15/20	6,400	6,493
Praxair Inc.	2.250%	9/24/20	5,025	5,007
Praxair Inc.	4.050%	3/15/21	2,075	2,133
Praxair Inc.	3.000%	9/1/21	3,345	3,376
Praxair Inc.	2.450%	2/15/22	3,609	3,601
Praxair Inc.	2.200%	8/15/22	3,995	3,943
Praxair Inc.	2.700%	2/21/23	2,300	2,303
Rayonier Inc.	3.750%	4/1/22	1,550	1,558
Sasol Financing International Ltd.	4.500%	11/14/22	6,800	6,858
Sherwin-Williams Co.	2.250%	5/15/20	11,321	11,237
Sherwin-Williams Co.	2.750%	6/1/22	8,018	7,962
Southern Copper Corp.	5.375%	4/16/20	2,652	2,719
Southern Copper Corp.	3.500%	11/8/22	2,025	2,039
Vale Overseas Ltd.	4.375%	1/11/22	6,601	6,700
Weyerhaeuser Co.	4.700%	3/15/21	5,158	5,299

Capital Goods (1.4%)
3M Co.	2.000%	8/7/20	3,575	3,551
3M Co.	1.625%	9/19/21	6,385	6,251
3M Co.	2.750%	3/1/22	4,425	4,463

3M Co.	2.000%	6/26/22	3,240	3,204
3M Co.	2.250%	3/15/23	4,050	3,998
3M Co.	3.250%	2/14/24	2,250	2,317
ABB Finance USA Inc.	2.800%	4/3/20	1,360	1,362
ABB Finance USA Inc.	2.875%	5/8/22	7,018	7,083
Bemis Co. Inc.	4.500%	10/15/21	3,050	3,134
Boeing Co.	1.650%	10/30/20	2,930	2,880
Boeing Co.	8.750%	8/15/21	1,000	1,135
Boeing Co.	2.350%	10/30/21	4,950	4,900
Boeing Co.	2.125%	3/1/22	2,150	2,112
Boeing Co.	2.800%	3/1/23	3,350	3,355
Boeing Co.	1.875%	6/15/23	4,510	4,338
Boeing Co.	2.800%	3/1/24	750	749
Carlisle Cos. Inc.	3.750%	11/15/22	2,650	2,675
Caterpillar Financial Services Corp.	1.850%	9/4/20	5,744	5,685
Caterpillar Financial Services Corp.	2.500%	11/13/20	3,500	3,487
Caterpillar Financial Services Corp.	1.700%	8/9/21	9,500	9,331
Caterpillar Financial Services Corp.	3.150%	9/7/21	2,000	2,023
Caterpillar Financial Services Corp.	1.931%	10/1/21	6,438	6,287
Caterpillar Financial Services Corp.	2.950%	2/26/22	5,600	5,653
Caterpillar Financial Services Corp.	2.850%	6/1/22	5,670	5,703
Caterpillar Financial Services Corp.	2.400%	6/6/22	3,700	3,671
Caterpillar Financial Services Corp.	2.550%	11/29/22	5,275	5,252
Caterpillar Financial Services Corp.	3.450%	5/15/23	5,000	5,131
Caterpillar Financial Services Corp.	3.750%	11/24/23	5,070	5,295
Caterpillar Financial Services Corp.	3.650%	12/7/23	2,500	2,602
Caterpillar Inc.	3.900%	5/27/21	9,345	9,607
Caterpillar Inc.	2.600%	6/26/22	7,190	7,182
CNH Industrial Capital LLC	4.375%	11/6/20	7,011	7,060
CNH Industrial Capital LLC	4.875%	4/1/21	6,220	6,354
CNH Industrial Capital LLC	3.875%	10/15/21	2,295	2,281
CNH Industrial Capital LLC	4.375%	4/5/22	5,560	5,723
CNH Industrial Capital LLC	4.200%	1/15/24	4,550	4,655
CNH Industrial NV	4.500%	8/15/23	5,770	5,994
Crane Co.	4.450%	12/15/23	2,500	2,621
Deere & Co.	2.600%	6/8/22	7,258	7,269
Dover Corp.	4.300%	3/1/21	4,200	4,292
Eaton Corp.	2.750%	11/2/22	8,360	8,332
4 Embraer Overseas Ltd.	5.696%	9/16/23	1,400	1,498
Emerson Electric Co.	2.625%	12/1/21	5,980	5,996
Emerson Electric Co.	2.625%	2/15/23	2,275	2,259
FLIR Systems Inc.	3.125%	6/15/21	2,325	2,319
Flowserve Corp.	3.500%	9/15/22	4,625	4,644
Fortive Corp.	2.350%	6/15/21	4,400	4,345
Fortune Brands Home & Security Inc.	3.000%	6/15/20	3,000	3,003
Fortune Brands Home & Security Inc.	4.000%	9/21/23	3,500	3,590
General Dynamics Corp.	2.875%	5/11/20	4,200	4,214
General Dynamics Corp.	3.000%	5/11/21	11,100	11,181
General Dynamics Corp.	3.875%	7/15/21	3,805	3,895
General Dynamics Corp.	2.250%	11/15/22	6,974	6,889
General Dynamics Corp.	3.375%	5/15/23	8,459	8,683
General Dynamics Corp.	1.875%	8/15/23	5,704	5,484
General Electric Co.	5.550%	5/4/20	7,531	7,735
General Electric Co.	4.375%	9/16/20	10,548	10,753
General Electric Co.	4.625%	1/7/21	9,036	9,278
General Electric Co.	5.300%	2/11/21	7,712	7,985
General Electric Co.	4.650%	10/17/21	9,902	10,265

General Electric Co.	2.700%	10/9/22	8,616	8,441
General Electric Co.	3.100%	1/9/23	8,325	8,268
General Electric Co.	3.375%	3/11/24	14,605	14,512
Harris Corp.	2.700%	4/27/20	1,563	1,559
Honeywell International Inc.	4.250%	3/1/21	5,292	5,451
Honeywell International Inc.	1.850%	11/1/21	14,665	14,401
Illinois Tool Works Inc.	3.375%	9/15/21	4,400	4,462
Illinois Tool Works Inc.	3.500%	3/1/24	8,345	8,626
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	7,701	8,068
Ingersoll-Rand Luxembourg Finance SA	2.625%	5/1/20	2,115	2,110
John Deere Capital Corp.	1.950%	6/22/20	4,555	4,515
John Deere Capital Corp.	2.375%	7/14/20	2,500	2,490
John Deere Capital Corp.	2.450%	9/11/20	2,894	2,888
John Deere Capital Corp.	2.550%	1/8/21	2,250	2,246
John Deere Capital Corp.	2.800%	3/4/21	3,000	3,010
John Deere Capital Corp.	2.875%	3/12/21	3,700	3,717
John Deere Capital Corp.	3.900%	7/12/21	3,585	3,685
John Deere Capital Corp.	3.125%	9/10/21	1,000	1,011
John Deere Capital Corp.	3.150%	10/15/21	2,615	2,648
John Deere Capital Corp.	2.650%	1/6/22	4,502	4,509
John Deere Capital Corp.	2.950%	4/1/22	3,250	3,281
John Deere Capital Corp.	2.150%	9/8/22	5,650	5,561
John Deere Capital Corp.	2.700%	1/6/23	6,950	6,957
John Deere Capital Corp.	2.800%	1/27/23	5,800	5,822
John Deere Capital Corp.	2.800%	3/6/23	11,503	11,558
John Deere Capital Corp.	3.450%	6/7/23	4,515	4,637
John Deere Capital Corp.	3.650%	10/12/23	6,700	6,955
John Deere Capital Corp.	3.450%	1/10/24	1,475	1,519
Johnson Controls International plc	4.250%	3/1/21	4,739	4,846
Johnson Controls International plc	3.750%	12/1/21	1,377	1,394
L3 Technologies Inc.	4.950%	2/15/21	5,116	5,263
L3 Technologies Inc.	3.850%	6/15/23	8,450	8,684
Lennox International Inc.	3.000%	11/15/23	2,000	1,966
Lockheed Martin Corp.	2.500%	11/23/20	7,813	7,775
Lockheed Martin Corp.	3.350%	9/15/21	5,986	6,077
Lockheed Martin Corp.	3.100%	1/15/23	2,583	2,610
Masco Corp.	3.500%	4/1/21	2,710	2,724
Mohawk Industries Inc.	3.850%	2/1/23	4,325	4,440
Northrop Grumman Corp.	2.080%	10/15/20	2,803	2,777
Northrop Grumman Corp.	3.500%	3/15/21	5,951	6,027
Northrop Grumman Corp.	2.550%	10/15/22	2,358	2,333
Northrop Grumman Corp.	3.250%	8/1/23	10,783	10,882
Nvent Finance Sarl	3.950%	4/15/23	1,000	995
Owens Corning	4.200%	12/15/22	4,047	4,158
Precision Castparts Corp.	2.250%	6/15/20	7,250	7,200
Precision Castparts Corp.	2.500%	1/15/23	8,560	8,541
Raytheon Co.	3.125%	10/15/20	3,553	3,589
Raytheon Co.	2.500%	12/15/22	6,613	6,581
Republic Services Inc.	5.250%	11/15/21	2,729	2,896
Republic Services Inc.	3.550%	6/1/22	7,090	7,234
Republic Services Inc.	4.750%	5/15/23	1,663	1,770
Rockwell Collins Inc.	2.800%	3/15/22	7,362	7,344
Rockwell Collins Inc.	3.700%	12/15/23	2,210	2,252
Rockwell Collins Inc.	3.200%	3/15/24	1,675	1,666
Roper Technologies Inc.	3.000%	12/15/20	4,387	4,387
Roper Technologies Inc.	2.800%	12/15/21	6,651	6,561
Roper Technologies Inc.	3.125%	11/15/22	4,412	4,430

Spirit AeroSystems Inc.	3.950%	6/15/23	7,945	8,067
Stanley Black & Decker Inc.	3.400%	12/1/21	4,000	4,062
Stanley Black & Decker Inc.	2.900%	11/1/22	4,130	4,143
United Technologies Corp.	4.500%	4/15/20	2,000	2,033
United Technologies Corp.	1.900%	5/4/20	6,285	6,230
United Technologies Corp.	3.350%	8/16/21	6,700	6,784
United Technologies Corp.	1.950%	11/1/21	6,540	6,409
United Technologies Corp.	3.100%	6/1/22	17,571	17,690
United Technologies Corp.	3.650%	8/16/23	19,025	19,511
Waste Management Inc.	4.750%	6/30/20	4,672	4,780
Waste Management Inc.	4.600%	3/1/21	2,678	2,760
Waste Management Inc.	2.900%	9/15/22	9,111	9,148
Waste Management Inc.	2.400%	5/15/23	4,304	4,236
Xylem Inc.	4.875%	10/1/21	5,384	5,636

Communication (1.5%)
Activision Blizzard Inc.	2.300%	9/15/21	11,943	11,776
America Movil SAB de CV	3.125%	7/16/22	11,078	11,134
American Tower Corp.	2.800%	6/1/20	3,369	3,365
American Tower Corp.	5.050%	9/1/20	5,136	5,300
American Tower Corp.	3.300%	2/15/21	7,862	7,882
American Tower Corp.	3.450%	9/15/21	6,954	7,033
American Tower Corp.	5.900%	11/1/21	6,379	6,842
American Tower Corp.	2.250%	1/15/22	3,660	3,569
American Tower Corp.	4.700%	3/15/22	3,635	3,805
American Tower Corp.	3.500%	1/31/23	8,627	8,715
American Tower Corp.	3.000%	6/15/23	3,750	3,732
American Tower Corp.	5.000%	2/15/24	3,001	3,227
AT&T Inc.	2.450%	6/30/20	17,287	17,216
AT&T Inc.	4.600%	2/15/21	7,928	8,146
AT&T Inc.	2.800%	2/17/21	15,963	15,952
AT&T Inc.	4.450%	5/15/21	7,840	8,085
AT&T Inc.	3.875%	8/15/21	10,211	10,452
AT&T Inc.	3.000%	2/15/22	11,021	11,071
AT&T Inc.	3.200%	3/1/22	9,405	9,490
AT&T Inc.	3.800%	3/15/22	6,485	6,652
AT&T Inc.	3.000%	6/30/22	6,991	7,011
AT&T Inc.	3.600%	2/17/23	8,050	8,207
AT&T Inc.	3.800%	3/1/24	5,000	5,124
British Telecommunications plc	4.500%	12/4/23	4,700	4,907
CBS Corp.	4.300%	2/15/21	1,875	1,911
CBS Corp.	3.375%	3/1/22	2,120	2,136
CBS Corp.	2.500%	2/15/23	5,398	5,257
CBS Corp.	2.900%	6/1/23	2,225	2,194
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	12,935	13,254
Charter Communications Operating LLC /
Charter Communications Operating Capital	3.579%	7/23/20	14,576	14,673
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.464%	7/23/22	18,179	18,776
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.500%	2/1/24	8,225	8,557
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	6,639	8,143
Comcast Corp.	3.300%	10/1/20	16,250	16,414
Comcast Corp.	3.450%	10/1/21	14,100	14,348
Comcast Corp.	1.625%	1/15/22	4,956	4,815

Comcast Corp.	3.125%	7/15/22	4,724	4,790
Comcast Corp.	2.750%	3/1/23	7,500	7,475
Comcast Corp.	3.000%	2/1/24	8,000	8,024
Comcast Corp.	3.600%	3/1/24	5,498	5,652
Crown Castle International Corp.	3.400%	2/15/21	5,710	5,753
Crown Castle International Corp.	2.250%	9/1/21	5,726	5,626
Crown Castle International Corp.	4.875%	4/15/22	6,091	6,423
Crown Castle International Corp.	5.250%	1/15/23	10,961	11,775
Crown Castle International Corp.	3.150%	7/15/23	458	457
4 Discovery Communications LLC	2.800%	6/15/20	3,752	3,730
Discovery Communications LLC	4.375%	6/15/21	2,653	2,719
Discovery Communications LLC	3.300%	5/15/22	4,496	4,514
4 Discovery Communications LLC	3.500%	6/15/22	5,907	5,924
Discovery Communications LLC	2.950%	3/20/23	15,412	15,263
Discovery Communications LLC	3.250%	4/1/23	1,950	1,943
Discovery Communications LLC	3.800%	3/13/24	1,100	1,116
Electronic Arts Inc.	3.700%	3/1/21	4,600	4,669
4 Fox Corp.	3.666%	1/25/22	3,750	3,829
4 Fox Corp.	4.030%	1/25/24	7,200	7,460
Interpublic Group of Cos. Inc.	3.500%	10/1/20	4,700	4,736
Interpublic Group of Cos. Inc.	3.750%	10/1/21	4,712	4,783
Interpublic Group of Cos. Inc.	3.750%	2/15/23	5,700	5,745
Moody's Corp.	5.500%	9/1/20	3,454	3,580
Moody's Corp.	3.250%	6/7/21	4,320	4,353
Moody's Corp.	2.750%	12/15/21	3,491	3,487
Moody's Corp.	2.625%	1/15/23	2,473	2,436
NBCUniversal Media LLC	5.150%	4/30/20	15,224	15,618
NBCUniversal Media LLC	4.375%	4/1/21	12,140	12,522
NBCUniversal Media LLC	2.875%	1/15/23	7,879	7,902
Omnicom Group Inc. / Omnicom Capital Inc.	4.450%	8/15/20	7,685	7,849
Omnicom Group Inc. / Omnicom Capital Inc.	3.625%	5/1/22	8,775	8,911
Orange SA	4.125%	9/14/21	8,228	8,512
RELX Capital Inc.	3.125%	10/15/22	3,907	3,915
RELX Capital Inc.	3.500%	3/16/23	4,688	4,729
Rogers Communications Inc.	3.000%	3/15/23	3,929	3,929
Rogers Communications Inc.	4.100%	10/1/23	6,750	7,051
S&P Global Inc.	3.300%	8/14/20	6,070	6,108
Telefonica Emisiones SAU	5.134%	4/27/20	8,208	8,392
Telefonica Emisiones SAU	5.462%	2/16/21	15,022	15,699
Thomson Reuters Corp.	4.300%	11/23/23	4,200	4,368
Time Warner Cable LLC	4.125%	2/15/21	5,495	5,578
Time Warner Cable LLC	4.000%	9/1/21	7,029	7,127
Time Warner Entertainment Co. LP	8.375%	3/15/23	8,101	9,420
Verizon Communications Inc.	3.450%	3/15/21	9,215	9,353
Verizon Communications Inc.	4.600%	4/1/21	8,757	9,074
Verizon Communications Inc.	3.500%	11/1/21	8,699	8,872
Verizon Communications Inc.	3.125%	3/16/22	9,708	9,796
Verizon Communications Inc.	2.450%	11/1/22	8,075	7,992
Verizon Communications Inc.	5.150%	9/15/23	25,450	27,992
Viacom Inc.	3.875%	12/15/21	6,616	6,716
Viacom Inc.	4.250%	9/1/23	8,210	8,501
Vodafone Group plc	4.375%	3/16/21	3,305	3,400
Vodafone Group plc	2.500%	9/26/22	9,281	9,115
Vodafone Group plc	2.950%	2/19/23	9,228	9,144
Vodafone Group plc	3.750%	1/16/24	9,325	9,397
Walt Disney Co.	1.800%	6/5/20	9,733	9,655
4 Walt Disney Co.	5.650%	8/15/20	2,808	2,921

Walt Disney Co.	2.150%	9/17/20	7,500	7,472
Walt Disney Co.	2.300%	2/12/21	6,489	6,461
4 Walt Disney Co.	4.500%	2/15/21	6,225	6,436
Walt Disney Co.	3.750%	6/1/21	3,941	4,036
Walt Disney Co.	2.750%	8/16/21	5,725	5,748
Walt Disney Co.	2.550%	2/15/22	1,850	1,850
Walt Disney Co.	2.450%	3/4/22	4,280	4,270
4 Walt Disney Co.	3.000%	9/15/22	7,475	7,564
Warner Media LLC	4.000%	1/15/22	3,434	3,529
Warner Media LLC	3.400%	6/15/22	4,000	4,037
Warner Media LLC	4.050%	12/15/23	3,600	3,745
WPP Finance 2010	4.750%	11/21/21	3,624	3,748
WPP Finance 2010	3.625%	9/7/22	2,733	2,739

Consumer Cyclical (2.1%)
Advance Auto Parts Inc.	4.500%	12/1/23	2,571	2,691
Alibaba Group Holding Ltd.	3.125%	11/28/21	9,150	9,215
Alibaba Group Holding Ltd.	2.800%	6/6/23	2,000	1,983
Amazon.com Inc.	1.900%	8/21/20	4,225	4,191
4 Amazon.com Inc.	1.900%	8/21/20	1,250	1,240
Amazon.com Inc.	3.300%	12/5/21	6,825	6,950
Amazon.com Inc.	2.500%	11/29/22	5,896	5,880
Amazon.com Inc.	2.400%	2/22/23	9,060	8,963
American Honda Finance Corp.	1.950%	7/20/20	6,520	6,460
American Honda Finance Corp.	2.450%	9/24/20	6,773	6,750
American Honda Finance Corp.	3.150%	1/8/21	2,500	2,521
American Honda Finance Corp.	2.650%	2/12/21	4,606	4,603
American Honda Finance Corp.	1.650%	7/12/21	9,119	8,913
American Honda Finance Corp.	1.700%	9/9/21	6,403	6,254
American Honda Finance Corp.	3.375%	12/10/21	3,070	3,119
American Honda Finance Corp.	2.600%	11/16/22	4,250	4,240
American Honda Finance Corp.	3.450%	7/14/23	4,000	4,093
American Honda Finance Corp.	3.625%	10/10/23	2,000	2,070
American Honda Finance Corp.	2.900%	2/16/24	7,215	7,212
Automatic Data Processing Inc.	2.250%	9/15/20	9,951	9,892
AutoNation Inc.	3.350%	1/15/21	5,650	5,638
AutoZone Inc.	3.700%	4/15/22	1,591	1,621
AutoZone Inc.	2.875%	1/15/23	3,000	2,982
Best Buy Co. Inc.	5.500%	3/15/21	1,650	1,714
Block Financial LLC	4.125%	10/1/20	6,000	6,081
Block Financial LLC	5.500%	11/1/22	2,500	2,639
Booking Holdings Inc.	2.750%	3/15/23	8,678	8,622
Carnival Corp.	3.950%	10/15/20	3,097	3,148
Choice Hotels International Inc.	5.750%	7/1/22	2,750	2,920
Costco Wholesale Corp.	2.150%	5/18/21	8,145	8,091
Costco Wholesale Corp.	2.250%	2/15/22	2,483	2,460
Costco Wholesale Corp.	2.300%	5/18/22	8,706	8,656
Cummins Inc.	3.650%	10/1/23	3,391	3,516
Dollar General Corp.	3.250%	4/15/23	5,060	5,090
Dollar Tree Inc.	3.700%	5/15/23	7,825	7,939
DR Horton Inc.	2.550%	12/1/20	7,283	7,238
DR Horton Inc.	4.375%	9/15/22	1,033	1,050
DR Horton Inc.	4.750%	2/15/23	3,325	3,405
eBay Inc.	2.150%	6/5/20	4,300	4,268
eBay Inc.	2.875%	8/1/21	5,075	5,069
eBay Inc.	3.800%	3/9/22	5,502	5,621
eBay Inc.	2.600%	7/15/22	5,603	5,520

eBay Inc.	2.750%	1/30/23	7,334	7,244
Expedia Group Inc.	5.950%	8/15/20	6,822	7,070
Ford Motor Credit Co. LLC	3.157%	8/4/20	10,010	9,953
Ford Motor Credit Co. LLC	2.343%	11/2/20	10,100	9,849
Ford Motor Credit Co. LLC	3.200%	1/15/21	6,615	6,523
Ford Motor Credit Co. LLC	5.750%	2/1/21	9,525	9,801
Ford Motor Credit Co. LLC	3.336%	3/18/21	9,790	9,631
Ford Motor Credit Co. LLC	5.875%	8/2/21	13,395	13,880
Ford Motor Credit Co. LLC	3.813%	10/12/21	8,625	8,532
Ford Motor Credit Co. LLC	5.596%	1/7/22	9,202	9,469
Ford Motor Credit Co. LLC	3.219%	1/9/22	4,066	3,952
Ford Motor Credit Co. LLC	3.339%	3/28/22	12,450	12,072
Ford Motor Credit Co. LLC	2.979%	8/3/22	8,200	7,828
Ford Motor Credit Co. LLC	4.250%	9/20/22	9,085	9,026
Ford Motor Credit Co. LLC	3.096%	5/4/23	2,085	1,950
Ford Motor Credit Co. LLC	4.375%	8/6/23	5,150	5,041
Ford Motor Credit Co. LLC	3.810%	1/9/24	6,000	5,684
Ford Motor Credit Co. LLC	5.584%	3/18/24	3,000	3,038
General Motors Co.	4.875%	10/2/23	6,504	6,756
General Motors Financial Co. Inc.	2.650%	4/13/20	3,225	3,208
General Motors Financial Co. Inc.	3.200%	7/13/20	15,449	15,464
General Motors Financial Co. Inc.	2.450%	11/6/20	7,541	7,451
General Motors Financial Co. Inc.	3.700%	11/24/20	7,526	7,591
General Motors Financial Co. Inc.	4.200%	3/1/21	10,214	10,359
General Motors Financial Co. Inc.	3.550%	4/9/21	7,540	7,581
General Motors Financial Co. Inc.	3.200%	7/6/21	11,813	11,760
General Motors Financial Co. Inc.	4.375%	9/25/21	11,219	11,455
General Motors Financial Co. Inc.	4.200%	11/6/21	4,150	4,230
General Motors Financial Co. Inc.	3.450%	1/14/22	12,736	12,751
General Motors Financial Co. Inc.	3.450%	4/10/22	10,767	10,783
General Motors Financial Co. Inc.	3.150%	6/30/22	5,563	5,510
General Motors Financial Co. Inc.	3.250%	1/5/23	1,775	1,746
General Motors Financial Co. Inc.	3.700%	5/9/23	9,215	9,167
General Motors Financial Co. Inc.	4.250%	5/15/23	6,421	6,523
General Motors Financial Co. Inc.	4.150%	6/19/23	5,700	5,762
General Motors Financial Co. Inc.	5.100%	1/17/24	9,165	9,525
GLP Capital LP / GLP Financing II Inc.	4.875%	11/1/20	7,825	7,972
GLP Capital LP / GLP Financing II Inc.	4.375%	4/15/21	1,400	1,419
Home Depot Inc.	1.800%	6/5/20	2,749	2,727
Home Depot Inc.	3.950%	9/15/20	1,300	1,323
Home Depot Inc.	2.000%	4/1/21	13,406	13,262
Home Depot Inc.	4.400%	4/1/21	7,733	7,982
Home Depot Inc.	3.250%	3/1/22	4,920	5,032
Home Depot Inc.	2.625%	6/1/22	9,485	9,547
Home Depot Inc.	2.700%	4/1/23	6,984	7,015
Home Depot Inc.	3.750%	2/15/24	1,546	1,621
IHS Markit Ltd.	4.125%	8/1/23	1,415	1,443
JD.com Inc.	3.125%	4/29/21	3,700	3,673
Kohl's Corp.	3.250%	2/1/23	1,360	1,347
Lowe's Cos. Inc.	4.625%	4/15/20	10,230	10,356
Lowe's Cos. Inc.	3.750%	4/15/21	2,908	2,948
Lowe's Cos. Inc.	3.800%	11/15/21	3,232	3,309
Lowe's Cos. Inc.	3.120%	4/15/22	2,703	2,724
Lowe's Cos. Inc.	3.875%	9/15/23	3,300	3,429
Macy's Retail Holdings Inc.	3.450%	1/15/21	3,050	3,050
Macy's Retail Holdings Inc.	3.875%	1/15/22	825	833
Macy's Retail Holdings Inc.	2.875%	2/15/23	9,425	9,127

Macy's Retail Holdings Inc.	4.375%	9/1/23	2,735	2,758
Marriott International Inc.	3.375%	10/15/20	3,876	3,897
Marriott International Inc.	2.875%	3/1/21	1,625	1,619
Marriott International Inc.	3.125%	10/15/21	3,725	3,730
Marriott International Inc.	2.300%	1/15/22	3,365	3,303
Marriott International Inc.	3.250%	9/15/22	3,804	3,819
Marriott International Inc.	3.600%	4/15/24	2,650	2,673
Mastercard Inc.	2.000%	11/21/21	7,475	7,378
McDonald's Corp.	2.200%	5/26/20	6,277	6,254
McDonald's Corp.	3.500%	7/15/20	3,099	3,130
McDonald's Corp.	2.750%	12/9/20	4,925	4,925
McDonald's Corp.	3.625%	5/20/21	6,313	6,432
McDonald's Corp.	2.625%	1/15/22	9,092	9,082
McDonald's Corp.	3.350%	4/1/23	2,200	2,245
Nordstrom Inc.	4.750%	5/1/20	3,575	3,648
Nordstrom Inc.	4.000%	10/15/21	2,504	2,564
NVR Inc.	3.950%	9/15/22	3,907	4,013
O'Reilly Automotive Inc.	4.875%	1/14/21	2,935	3,025
O'Reilly Automotive Inc.	4.625%	9/15/21	1,935	2,006
O'Reilly Automotive Inc.	3.850%	6/15/23	6,633	6,816
PACCAR Financial Corp.	2.500%	8/14/20	2,000	1,999
PACCAR Financial Corp.	2.050%	11/13/20	1,000	989
PACCAR Financial Corp.	2.250%	2/25/21	2,725	2,696
PACCAR Financial Corp.	2.800%	3/1/21	3,018	3,017
PACCAR Financial Corp.	3.150%	8/9/21	3,485	3,526
PACCAR Financial Corp.	2.850%	3/1/22	2,600	2,618
PACCAR Financial Corp.	3.400%	8/9/23	2,700	2,731
QVC Inc.	4.375%	3/15/23	8,744	8,846
Ralph Lauren Corp.	2.625%	8/18/20	1,902	1,890
Royal Caribbean Cruises Ltd.	2.650%	11/28/20	1,903	1,893
Royal Caribbean Cruises Ltd.	5.250%	11/15/22	4,750	5,059
Sands China Ltd.	4.600%	8/8/23	12,925	13,297
Starbucks Corp.	2.200%	11/22/20	4,261	4,229
Starbucks Corp.	2.100%	2/4/21	9,076	8,986
Starbucks Corp.	2.700%	6/15/22	2,746	2,747
Starbucks Corp.	3.100%	3/1/23	7,725	7,796
Starbucks Corp.	3.850%	10/1/23	5,975	6,210
Tapestry Inc.	3.000%	7/15/22	2,800	2,749
Target Corp.	3.875%	7/15/20	3,190	3,244
Target Corp.	2.900%	1/15/22	11,503	11,648
TJX Cos. Inc.	2.750%	6/15/21	6,967	6,995
TJX Cos. Inc.	2.500%	5/15/23	4,600	4,577
Toyota Motor Corp.	3.183%	7/20/21	10,800	10,950
Toyota Motor Corp.	3.419%	7/20/23	8,750	8,991
Toyota Motor Credit Corp.	1.950%	4/17/20	8,731	8,676
Toyota Motor Credit Corp.	4.500%	6/17/20	2,135	2,184
Toyota Motor Credit Corp.	4.250%	1/11/21	3,025	3,109
Toyota Motor Credit Corp.	1.900%	4/8/21	11,045	10,893
Toyota Motor Credit Corp.	2.950%	4/13/21	12,680	12,775
Toyota Motor Credit Corp.	2.750%	5/17/21	4,330	4,344
Toyota Motor Credit Corp.	3.400%	9/15/21	7,515	7,667
Toyota Motor Credit Corp.	2.600%	1/11/22	9,765	9,772
Toyota Motor Credit Corp.	3.300%	1/12/22	3,237	3,294
Toyota Motor Credit Corp.	2.150%	9/8/22	9,918	9,763
Toyota Motor Credit Corp.	2.700%	1/11/23	5,000	5,015
Toyota Motor Credit Corp.	2.250%	10/18/23	5,632	5,518
VF Corp.	3.500%	9/1/21	2,000	2,030

Visa Inc.	2.200%	12/14/20	9,856	9,811
Visa Inc.	2.150%	9/15/22	6,089	6,023
Visa Inc.	2.800%	12/14/22	19,147	19,337
Walgreen Co.	3.100%	9/15/22	1,311	1,313
Walgreens Boots Alliance Inc.	3.300%	11/18/21	19,114	19,283
Walmart Inc.	2.850%	6/23/20	10,549	10,602
Walmart Inc.	3.250%	10/25/20	9,187	9,302
Walmart Inc.	1.900%	12/15/20	15,399	15,267
Walmart Inc.	3.125%	6/23/21	5,545	5,622
Walmart Inc.	2.350%	12/15/22	8,737	8,686
Walmart Inc.	2.550%	4/11/23	13,206	13,195
Walmart Inc.	3.400%	6/26/23	9,506	9,801
Western Union Co.	3.600%	3/15/22	6,850	6,949
Western Union Co.	4.250%	6/9/23	1,050	1,084

Consumer Noncyclical (3.8%)
Abbott Laboratories	2.900%	11/30/21	27,347	27,477
Abbott Laboratories	2.550%	3/15/22	5,461	5,437
Abbott Laboratories	3.400%	11/30/23	6,022	6,156
AbbVie Inc.	2.500%	5/14/20	29,474	29,401
AbbVie Inc.	2.300%	5/14/21	13,210	13,063
AbbVie Inc.	3.375%	11/14/21	5,800	5,874
AbbVie Inc.	2.900%	11/6/22	10,498	10,475
AbbVie Inc.	3.200%	11/6/22	10,428	10,522
AbbVie Inc.	2.850%	5/14/23	8,341	8,270
AbbVie Inc.	3.750%	11/14/23	4,525	4,646
Actavis Inc.	3.250%	10/1/22	13,090	13,097
Agilent Technologies Inc.	5.000%	7/15/20	6,207	6,366
Agilent Technologies Inc.	3.200%	10/1/22	4,339	4,363
Agilent Technologies Inc.	3.875%	7/15/23	1,770	1,827
Allergan Funding SCS	3.450%	3/15/22	10,361	10,450
Allergan Funding SCS	3.850%	6/15/24	3,000	3,039
Allergan Inc.	3.375%	9/15/20	3,000	3,015
Altria Group Inc.	4.750%	5/5/21	10,595	11,006
Altria Group Inc.	3.490%	2/14/22	4,000	4,063
Altria Group Inc.	2.850%	8/9/22	14,218	14,171
Altria Group Inc.	4.000%	1/31/24	6,995	7,182
Altria Group Inc.	3.800%	2/14/24	9,517	9,683
AmerisourceBergen Corp.	3.500%	11/15/21	4,445	4,488
Amgen Inc.	2.125%	5/1/20	4,948	4,916
Amgen Inc.	2.200%	5/11/20	8,820	8,776
Amgen Inc.	3.450%	10/1/20	6,166	6,230
Amgen Inc.	4.100%	6/15/21	10,180	10,438
Amgen Inc.	1.850%	8/19/21	5,655	5,531
Amgen Inc.	3.875%	11/15/21	9,355	9,591
Amgen Inc.	2.700%	5/1/22	2,100	2,094
Amgen Inc.	2.650%	5/11/22	5,603	5,575
Amgen Inc.	3.625%	5/15/22	5,220	5,353
Amgen Inc.	2.250%	8/19/23	5,760	5,616
Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	5,996	5,981
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	3,532	3,488
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	28,155	28,487
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	7,142	7,342
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	4,293	4,417
Anheuser-Busch InBev Worldwide Inc.	3.750%	1/15/22	1,797	1,856
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	16,343	16,182
Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	3,000	3,054

Archer-Daniels-Midland Co.	4.479%	3/1/21	3,229	3,334
Archer-Daniels-Midland Co.	3.375%	3/15/22	3,000	3,066
AstraZeneca plc	2.375%	11/16/20	6,832	6,790
AstraZeneca plc	2.375%	6/12/22	5,950	5,871
AstraZeneca plc	3.500%	8/17/23	4,000	4,080
BAT Capital Corp.	2.297%	8/14/20	15,700	15,546
BAT Capital Corp.	2.764%	8/15/22	13,792	13,572
Baxalta Inc.	2.875%	6/23/20	2,161	2,158
Baxalta Inc.	3.600%	6/23/22	1,146	1,158
Baxter International Inc.	1.700%	8/15/21	2,505	2,433
Becton Dickinson & Co.	2.404%	6/5/20	8,525	8,462
Becton Dickinson & Co.	3.250%	11/12/20	5,298	5,311
Becton Dickinson & Co.	3.125%	11/8/21	10,762	10,777
Becton Dickinson & Co.	2.894%	6/6/22	13,625	13,510
Bio-Rad Laboratories Inc.	4.875%	12/15/20	3,075	3,172
Biogen Inc.	2.900%	9/15/20	11,077	11,103
Biogen Inc.	3.625%	9/15/22	6,988	7,100
Boston Scientific Corp.	3.375%	5/15/22	3,525	3,548
Boston Scientific Corp.	4.125%	10/1/23	3,281	3,410
Boston Scientific Corp.	3.450%	3/1/24	1,000	1,019
Bristol-Myers Squibb Co.	2.000%	8/1/22	10,085	9,890
Bristol-Myers Squibb Co.	3.250%	11/1/23	1,425	1,460
Bunge Ltd. Finance Corp.	3.500%	11/24/20	2,940	2,955
Bunge Ltd. Finance Corp.	3.000%	9/25/22	2,925	2,882
Bunge Ltd. Finance Corp.	4.350%	3/15/24	4,100	4,150
Campbell Soup Co.	3.300%	3/15/21	10,437	10,496
Campbell Soup Co.	3.650%	3/15/23	7,742	7,855
Cardinal Health Inc.	4.625%	12/15/20	3,815	3,919
Cardinal Health Inc.	2.616%	6/15/22	9,306	9,124
Cardinal Health Inc.	3.200%	3/15/23	5,594	5,567
Celgene Corp.	2.875%	8/15/20	10,767	10,754
Celgene Corp.	3.950%	10/15/20	10,571	10,744
Celgene Corp.	2.875%	2/19/21	2,705	2,702
Celgene Corp.	2.250%	8/15/21	2,590	2,551
Celgene Corp.	3.250%	8/15/22	4,454	4,494
Celgene Corp.	3.550%	8/15/22	7,460	7,587
Celgene Corp.	2.750%	2/15/23	6,240	6,172
Celgene Corp.	3.250%	2/20/23	5,075	5,108
Celgene Corp.	4.000%	8/15/23	5,766	5,969
Church & Dwight Co. Inc.	2.450%	8/1/22	1,970	1,939
4 Cigna Corp.	3.200%	9/17/20	11,500	11,555
4 Cigna Corp.	3.400%	9/17/21	11,485	11,609
4 Cigna Corp.	3.750%	7/15/23	9,060	9,294
Clorox Co.	3.050%	9/15/22	4,425	4,479
Coca-Cola Co.	1.875%	10/27/20	8,425	8,350
Coca-Cola Co.	2.450%	11/1/20	11,370	11,362
Coca-Cola Co.	3.150%	11/15/20	6,880	6,941
Coca-Cola Co.	1.550%	9/1/21	8,540	8,328
Coca-Cola Co.	3.300%	9/1/21	9,506	9,666
Coca-Cola Co.	2.200%	5/25/22	3,600	3,559
Coca-Cola Co.	2.500%	4/1/23	4,936	4,909
Coca-Cola Co.	3.200%	11/1/23	9,059	9,314
Coca-Cola European Partners plc	3.500%	9/15/20	4,750	4,774
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	7,900	8,146
Colgate-Palmolive Co.	2.450%	11/15/21	2,265	2,259
Colgate-Palmolive Co.	2.300%	5/3/22	3,438	3,422
Colgate-Palmolive Co.	2.250%	11/15/22	5,204	5,153

Colgate-Palmolive Co.	1.950%	2/1/23	2,675	2,616
Colgate-Palmolive Co.	2.100%	5/1/23	2,851	2,806
CommonSpirit Health	2.950%	11/1/22	2,000	1,986
Conagra Brands Inc.	3.800%	10/22/21	13,550	13,802
Conagra Brands Inc.	3.250%	9/15/22	4,000	3,939
Constellation Brands Inc.	2.250%	11/6/20	6,750	6,675
Constellation Brands Inc.	3.750%	5/1/21	4,888	4,962
Constellation Brands Inc.	2.700%	5/9/22	3,144	3,118
Constellation Brands Inc.	2.650%	11/7/22	1,000	982
Constellation Brands Inc.	3.200%	2/15/23	4,150	4,181
Constellation Brands Inc.	4.250%	5/1/23	9,096	9,508
Covidien International Finance SA	3.200%	6/15/22	6,204	6,315
CVS Health Corp.	2.800%	7/20/20	25,170	25,139
CVS Health Corp.	3.350%	3/9/21	19,700	19,867
CVS Health Corp.	2.125%	6/1/21	12,936	12,712
CVS Health Corp.	3.500%	7/20/22	10,700	10,838
CVS Health Corp.	2.750%	12/1/22	8,216	8,107
CVS Health Corp.	4.750%	12/1/22	1,875	1,974
CVS Health Corp.	3.700%	3/9/23	39,919	40,531
Danaher Corp.	2.400%	9/15/20	3,752	3,735
Diageo Capital plc	3.000%	5/18/20	2,915	2,925
Diageo Capital plc	4.828%	7/15/20	4,285	4,408
Diageo Capital plc	2.625%	4/29/23	9,123	9,103
Diageo Investment Corp.	2.875%	5/11/22	11,844	11,921
Eli Lilly & Co.	2.350%	5/15/22	2,555	2,540
Estee Lauder Cos. Inc.	1.700%	5/10/21	3,475	3,399
Express Scripts Holding Co.	2.600%	11/30/20	3,640	3,631
Express Scripts Holding Co.	3.300%	2/25/21	10,900	10,971
Express Scripts Holding Co.	4.750%	11/15/21	10,386	10,828
Express Scripts Holding Co.	3.900%	2/15/22	9,710	9,952
Express Scripts Holding Co.	3.050%	11/30/22	10,350	10,358
Express Scripts Holding Co.	3.000%	7/15/23	8,822	8,769
Flowers Foods Inc.	4.375%	4/1/22	2,950	3,056
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	1,970	1,923
General Mills Inc.	3.200%	4/16/21	5,275	5,322
General Mills Inc.	3.150%	12/15/21	7,427	7,475
General Mills Inc.	2.600%	10/12/22	4,690	4,633
General Mills Inc.	3.700%	10/17/23	5,900	6,049
General Mills Inc.	3.650%	2/15/24	950	959
Gilead Sciences Inc.	2.550%	9/1/20	18,806	18,781
Gilead Sciences Inc.	4.500%	4/1/21	5,612	5,799
Gilead Sciences Inc.	4.400%	12/1/21	7,214	7,503
Gilead Sciences Inc.	1.950%	3/1/22	2,200	2,169
Gilead Sciences Inc.	3.250%	9/1/22	8,166	8,322
Gilead Sciences Inc.	2.500%	9/1/23	7,750	7,655
Gilead Sciences Inc.	3.700%	4/1/24	2,000	2,066
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	6,690	6,703
GlaxoSmithKline Capital Inc.	3.375%	5/15/23	11,500	11,779
GlaxoSmithKline Capital plc	3.125%	5/14/21	12,361	12,474
GlaxoSmithKline Capital plc	2.850%	5/8/22	8,060	8,090
GlaxoSmithKline Capital plc	2.875%	6/1/22	10,100	10,159
Hasbro Inc.	3.150%	5/15/21	2,040	2,040
HCA Inc.	4.750%	5/1/23	8,175	8,584
HCA Inc.	5.000%	3/15/24	2,155	2,284
Hershey Co.	2.900%	5/15/20	3,625	3,642
Hershey Co.	4.125%	12/1/20	1,450	1,485
Hershey Co.	3.100%	5/15/21	2,570	2,597

Hershey Co.	2.625%	5/1/23	1,250	1,245
Hershey Co.	3.375%	5/15/23	4,367	4,525
Ingredion Inc.	4.625%	11/1/20	2,100	2,151
JM Smucker Co.	3.000%	3/15/22	2,775	2,779
Johnson & Johnson	2.950%	9/1/20	3,395	3,420
Johnson & Johnson	1.950%	11/10/20	3,800	3,772
Johnson & Johnson	1.650%	3/1/21	11,990	11,827
Johnson & Johnson	3.550%	5/15/21	3,450	3,524
Johnson & Johnson	2.450%	12/5/21	1,245	1,243
Johnson & Johnson	2.250%	3/3/22	3,360	3,345
Johnson & Johnson	2.050%	3/1/23	5,730	5,666
Johnson & Johnson	3.375%	12/5/23	5,150	5,342
Kaiser Foundation Hospitals	3.500%	4/1/22	1,905	1,952
Kellogg Co.	4.000%	12/15/20	3,663	3,736
Kellogg Co.	3.250%	5/14/21	8,040	8,111
Kellogg Co.	2.650%	12/1/23	1,000	978
4 Keurig Dr Pepper Inc.	3.551%	5/25/21	8,583	8,677
4 Keurig Dr Pepper Inc.	4.057%	5/25/23	12,994	13,372
Keurig Dr Pepper Inc.	3.130%	12/15/23	5,900	5,851
Kimberly-Clark Corp.	3.875%	3/1/21	2,195	2,240
Kimberly-Clark Corp.	2.400%	3/1/22	590	585
Kimberly-Clark Corp.	2.400%	6/1/23	1,675	1,648
Kraft Foods Group Inc.	3.500%	6/6/22	6,266	6,338
Kraft Heinz Foods Co.	2.800%	7/2/20	14,825	14,789
Kraft Heinz Foods Co.	3.375%	6/15/21	5,925	5,962
Kraft Heinz Foods Co.	3.500%	7/15/22	4,435	4,475
Kraft Heinz Foods Co.	4.000%	6/15/23	12,586	12,953
Kroger Co.	3.300%	1/15/21	8,063	8,104
Kroger Co.	2.600%	2/1/21	2,370	2,358
Kroger Co.	2.950%	11/1/21	1,600	1,602
Kroger Co.	3.400%	4/15/22	2,000	2,026
Kroger Co.	2.800%	8/1/22	3,975	3,942
Kroger Co.	3.850%	8/1/23	5,250	5,397
Kroger Co.	4.000%	2/1/24	2,400	2,473
Laboratory Corp. of America Holdings	3.200%	2/1/22	1,124	1,131
Laboratory Corp. of America Holdings	3.750%	8/23/22	6,587	6,744
McCormick & Co. Inc.	2.700%	8/15/22	3,156	3,137
McKesson Corp.	3.650%	11/30/20	5,251	5,322
McKesson Corp.	2.700%	12/15/22	2,000	1,976
McKesson Corp.	2.850%	3/15/23	3,480	3,437
McKesson Corp.	3.796%	3/15/24	3,775	3,853
Mead Johnson Nutrition Co.	3.000%	11/15/20	7,688	7,707
Medco Health Solutions Inc.	4.125%	9/15/20	5,158	5,249
Medtronic Inc.	4.125%	3/15/21	2,971	3,057
Medtronic Inc.	3.150%	3/15/22	16,615	16,919
Medtronic Inc.	2.750%	4/1/23	3,650	3,653
Merck & Co. Inc.	2.350%	2/10/22	5,478	5,472
Merck & Co. Inc.	2.400%	9/15/22	8,167	8,132
Merck & Co. Inc.	2.800%	5/18/23	7,335	7,418
Merck & Co. Inc.	2.900%	3/7/24	4,000	4,052
Molson Coors Brewing Co.	2.100%	7/15/21	7,925	7,767
Molson Coors Brewing Co.	3.500%	5/1/22	3,428	3,454
Mondelez International Inc.	3.000%	5/7/20	1,523	1,527
Mylan Inc.	4.200%	11/29/23	4,125	4,230
Mylan NV	3.750%	12/15/20	1,247	1,258
Mylan NV	3.150%	6/15/21	5,459	5,428
Newell Brands Inc.	3.850%	4/1/23	12,405	12,255

Novartis Capital Corp.	4.400%	4/24/20	7,135	7,263
Novartis Capital Corp.	2.400%	5/17/22	5,041	5,003
Novartis Capital Corp.	2.400%	9/21/22	7,637	7,586
PepsiCo Inc.	1.850%	4/30/20	7,287	7,233
PepsiCo Inc.	2.150%	10/14/20	15,193	15,119
PepsiCo Inc.	3.125%	11/1/20	4,549	4,589
PepsiCo Inc.	2.000%	4/15/21	8,070	7,991
PepsiCo Inc.	3.000%	8/25/21	5,000	5,057
PepsiCo Inc.	1.700%	10/6/21	7,612	7,462
PepsiCo Inc.	2.750%	3/5/22	6,800	6,862
PepsiCo Inc.	2.250%	5/2/22	5,909	5,873
PepsiCo Inc.	3.100%	7/17/22	2,965	3,021
PepsiCo Inc.	2.750%	3/1/23	7,500	7,558
PepsiCo Inc.	3.600%	3/1/24	50	52
PerkinElmer Inc.	5.000%	11/15/21	3,125	3,265
Perrigo Finance Unlimited Co.	3.500%	3/15/21	1,896	1,885
Perrigo Finance Unlimited Co.	3.500%	12/15/21	2,144	2,097
Pfizer Inc.	5.200%	8/12/20	1,570	1,627
Pfizer Inc.	1.950%	6/3/21	2,280	2,249
Pfizer Inc.	3.000%	9/15/21	5,000	5,057
Pfizer Inc.	2.200%	12/15/21	11,149	11,066
Pfizer Inc.	2.800%	3/11/22	5,500	5,550
Pfizer Inc.	3.000%	6/15/23	8,697	8,851
Pfizer Inc.	3.200%	9/15/23	4,100	4,194
Pfizer Inc.	2.950%	3/15/24	4,750	4,804
Philip Morris International Inc.	1.875%	2/25/21	9,857	9,703
Philip Morris International Inc.	4.125%	5/17/21	3,487	3,585
Philip Morris International Inc.	2.900%	11/15/21	6,794	6,822
Philip Morris International Inc.	2.625%	2/18/22	4,548	4,543
Philip Morris International Inc.	2.375%	8/17/22	7,458	7,363
Philip Morris International Inc.	2.500%	8/22/22	5,961	5,909
Philip Morris International Inc.	2.500%	11/2/22	9,134	9,053
Philip Morris International Inc.	2.125%	5/10/23	1,100	1,071
Philip Morris International Inc.	3.600%	11/15/23	3,225	3,317
3 Procter & Gamble - Esop	9.360%	1/1/21	2,236	2,371
Procter & Gamble Co.	1.900%	10/23/20	5,775	5,732
Procter & Gamble Co.	1.850%	2/2/21	2,175	2,148
Procter & Gamble Co.	1.700%	11/3/21	7,610	7,459
Procter & Gamble Co.	2.300%	2/6/22	6,097	6,076
Procter & Gamble Co.	3.100%	8/15/23	6,539	6,697
Quest Diagnostics Inc.	4.700%	4/1/21	90	93
Reynolds American Inc.	6.875%	5/1/20	4,640	4,798
Reynolds American Inc.	3.250%	6/12/20	7,233	7,247
Reynolds American Inc.	4.000%	6/12/22	6,121	6,238
Reynolds American Inc.	4.850%	9/15/23	2,675	2,817
Sanofi	4.000%	3/29/21	12,195	12,532
Sanofi	3.375%	6/19/23	8,200	8,428
Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	10,334	10,212
Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	25,361	24,950
SSM Health Care Corp.	3.688%	6/1/23	3,800	3,902
Stryker Corp.	2.625%	3/15/21	5,455	5,444
Sysco Corp.	2.600%	10/1/20	2,791	2,781
Sysco Corp.	2.500%	7/15/21	4,315	4,273
Sysco Corp.	2.600%	6/12/22	3,125	3,087
4 Takeda Pharmaceutical Co. Ltd.	3.800%	11/26/20	6,550	6,650
4 Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	6,000	6,129
4 Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	10,475	10,958

Thermo Fisher Scientific Inc.	4.700%	5/1/20	1,375	1,403
Thermo Fisher Scientific Inc.	4.500%	3/1/21	6,941	7,151
Thermo Fisher Scientific Inc.	3.600%	8/15/21	7,725	7,848
Thermo Fisher Scientific Inc.	3.300%	2/15/22	2,110	2,137
Thermo Fisher Scientific Inc.	3.150%	1/15/23	5,300	5,322
Thermo Fisher Scientific Inc.	3.000%	4/15/23	8,454	8,434
Tupperware Brands Corp.	4.750%	6/1/21	4,313	4,416
Tyson Foods Inc.	2.250%	8/23/21	7,445	7,279
Tyson Foods Inc.	4.500%	6/15/22	5,985	6,234
Tyson Foods Inc.	3.900%	9/28/23	1,500	1,527
Unilever Capital Corp.	2.100%	7/30/20	1,200	1,192
Unilever Capital Corp.	4.250%	2/10/21	6,847	7,056
Unilever Capital Corp.	2.750%	3/22/21	1,695	1,701
Unilever Capital Corp.	1.375%	7/28/21	8,675	8,435
Unilever Capital Corp.	3.000%	3/7/22	4,500	4,547
Unilever Capital Corp.	2.200%	5/5/22	4,258	4,206
Unilever Capital Corp.	3.125%	3/22/23	3,215	3,256
Unilever Capital Corp.	3.250%	3/7/24	1,900	1,936
Whirlpool Corp.	4.850%	6/15/21	1,190	1,233
Whirlpool Corp.	4.700%	6/1/22	2,148	2,237
Wyeth LLC	7.250%	3/1/23	1,000	1,165
Wyeth LLC	6.450%	2/1/24	3,364	3,919
Zimmer Biomet Holdings Inc.	2.700%	4/1/20	14,007	13,956
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	5,477	5,472
Zimmer Biomet Holdings Inc.	3.700%	3/19/23	3,390	3,425
Zoetis Inc.	3.450%	11/13/20	3,225	3,257
Zoetis Inc.	3.250%	8/20/21	2,050	2,066
Zoetis Inc.	3.250%	2/1/23	11,588	11,691

Energy (1.9%)
Anadarko Petroleum Corp.	4.850%	3/15/21	4,575	4,744
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	3.500%	12/1/22	3,675	3,710
Apache Corp.	3.625%	2/1/21	3,709	3,751
Apache Corp.	3.250%	4/15/22	9,572	9,574
Baker Hughes a GE Co. LLC	3.200%	8/15/21	4,295	4,338
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	2.773%	12/15/22	9,295	9,237
Boardwalk Pipelines LP	3.375%	2/1/23	3,178	3,120
BP Capital Markets America Inc.	4.500%	10/1/20	9,813	10,075
BP Capital Markets America Inc.	4.742%	3/11/21	7,250	7,531
BP Capital Markets America Inc.	2.112%	9/16/21	9,175	9,060
BP Capital Markets America Inc.	3.245%	5/6/22	12,847	13,070
BP Capital Markets America Inc.	2.520%	9/19/22	3,300	3,269
BP Capital Markets America Inc.	2.750%	5/10/23	10,024	9,983
BP Capital Markets America Inc.	3.216%	11/28/23	6,700	6,793
BP Capital Markets plc	4.500%	10/1/20	1,000	1,027
BP Capital Markets plc	3.062%	3/17/22	12,785	12,915
BP Capital Markets plc	2.500%	11/6/22	14,550	14,460
BP Capital Markets plc	3.994%	9/26/23	1,100	1,153
Buckeye Partners LP	4.875%	2/1/21	3,610	3,696
Buckeye Partners LP	4.150%	7/1/23	6,481	6,627
Canadian Natural Resources Ltd.	2.950%	1/15/23	13,440	13,320
Cenovus Energy Inc.	5.700%	10/15/19	5,722	5,808
Cenovus Energy Inc.	3.000%	8/15/22	2,717	2,666
Cenovus Energy Inc.	3.800%	9/15/23	3,240	3,240
Chevron Corp.	2.427%	6/24/20	7,308	7,316

Chevron Corp.	2.419%	11/17/20	8,702	8,693
Chevron Corp.	2.100%	5/16/21	7,841	7,784
Chevron Corp.	2.498%	3/3/22	3,435	3,435
Chevron Corp.	2.355%	12/5/22	9,810	9,742
Chevron Corp.	2.566%	5/16/23	5,292	5,287
Chevron Corp.	3.191%	6/24/23	9,564	9,780
Chevron Corp.	2.895%	3/3/24	13,234	13,376
Columbia Pipeline Group Inc.	3.300%	6/1/20	3,148	3,158
Continental Resources Inc.	4.500%	4/15/23	9,000	9,304
Devon Energy Corp.	3.250%	5/15/22	11,718	11,813
Dominion Energy Gas Holdings LLC	2.800%	11/15/20	7,495	7,485
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	2,741	2,777
Enbridge Energy Partners LP	4.375%	10/15/20	6,713	6,847
Enbridge Energy Partners LP	4.200%	9/15/21	4,180	4,287
Enbridge Inc.	2.900%	7/15/22	4,820	4,812
Enbridge Inc.	4.000%	10/1/23	2,167	2,244
Encana Corp.	3.900%	11/15/21	3,560	3,633
Energy Transfer Operating LP	4.150%	10/1/20	7,148	7,271
Energy Transfer Operating LP	4.650%	6/1/21	3,045	3,137
Energy Transfer Operating LP	5.200%	2/1/22	5,175	5,442
Energy Transfer Operating LP	4.250%	3/15/23	7,200	7,390
Energy Transfer Operating LP	5.875%	1/15/24	7,500	8,208
Energy Transfer Operating LP	4.900%	2/1/24	2,000	2,113
Energy Transfer Partners LP	3.600%	2/1/23	8,028	8,096
Enterprise Products Operating LLC	5.200%	9/1/20	3,199	3,311
Enterprise Products Operating LLC	2.800%	2/15/21	8,100	8,106
Enterprise Products Operating LLC	2.850%	4/15/21	10,135	10,138
Enterprise Products Operating LLC	3.500%	2/1/22	4,450	4,537
Enterprise Products Operating LLC	4.050%	2/15/22	2,732	2,828
Enterprise Products Operating LLC	3.350%	3/15/23	8,965	9,097
Enterprise Products Operating LLC	3.900%	2/15/24	6,300	6,562
3 Enterprise Products Operating LLC	4.875%	8/16/77	1,500	1,382
EOG Resources Inc.	2.450%	4/1/20	3,620	3,610
EOG Resources Inc.	4.100%	2/1/21	8,790	8,999
EOG Resources Inc.	2.625%	3/15/23	10,763	10,684
EQT Corp.	2.500%	10/1/20	2,402	2,370
EQT Corp.	4.875%	11/15/21	7,025	7,253
EQT Corp.	3.000%	10/1/22	4,875	4,785
EQT Midstream Partners LP	4.750%	7/15/23	8,374	8,542
Exxon Mobil Corp.	2.222%	3/1/21	6,397	6,361
Exxon Mobil Corp.	2.397%	3/6/22	5,554	5,550
Exxon Mobil Corp.	2.726%	3/1/23	9,555	9,628
Exxon Mobil Corp.	3.176%	3/15/24	2,770	2,850
Halliburton Co.	3.250%	11/15/21	2,806	2,838
Halliburton Co.	3.500%	8/1/23	4,750	4,859
Husky Energy Inc.	3.950%	4/15/22	3,600	3,682
Kinder Morgan Energy Partners LP	6.500%	4/1/20	11,315	11,706
Kinder Morgan Energy Partners LP	3.500%	3/1/21	7,960	8,037
Kinder Morgan Energy Partners LP	5.800%	3/1/21	2,575	2,703
Kinder Morgan Energy Partners LP	5.000%	10/1/21	7,509	7,837
Kinder Morgan Energy Partners LP	3.450%	2/15/23	11,632	11,724
Kinder Morgan Energy Partners LP	3.500%	9/1/23	2,185	2,212
Kinder Morgan Energy Partners LP	4.150%	2/1/24	3,225	3,337
Kinder Morgan Inc.	6.500%	9/15/20	2,225	2,319
Kinder Morgan Inc.	3.150%	1/15/23	3,139	3,144
Marathon Oil Corp.	2.700%	6/1/20	5,173	5,140
Marathon Oil Corp.	2.800%	11/1/22	5,597	5,543

Marathon Petroleum Corp.	3.400%	12/15/20	8,269	8,342
Marathon Petroleum Corp.	5.125%	3/1/21	7,404	7,706
4 Marathon Petroleum Corp.	4.750%	12/15/23	4,450	4,697
MPLX LP	3.375%	3/15/23	5,103	5,141
MPLX LP	4.500%	7/15/23	6,993	7,337
National Fuel Gas Co.	4.900%	12/1/21	2,125	2,189
National Fuel Gas Co.	3.750%	3/1/23	3,066	3,071
National Oilwell Varco Inc.	2.600%	12/1/22	12,468	12,239
Newfield Exploration Co.	5.750%	1/30/22	2,045	2,183
Noble Energy Inc.	4.150%	12/15/21	8,445	8,648
Occidental Petroleum Corp.	4.100%	2/1/21	12,928	13,228
Occidental Petroleum Corp.	3.125%	2/15/22	6,226	6,322
Occidental Petroleum Corp.	2.600%	4/15/22	3,083	3,076
Occidental Petroleum Corp.	2.700%	2/15/23	3,575	3,571
ONEOK Inc.	4.250%	2/1/22	10,036	10,326
ONEOK Inc.	7.500%	9/1/23	1,615	1,868
ONEOK Partners LP	3.375%	10/1/22	3,962	3,992
ONEOK Partners LP	5.000%	9/15/23	3,100	3,291
Phillips 66	4.300%	4/1/22	9,135	9,537
Pioneer Natural Resources Co.	3.450%	1/15/21	4,135	4,178
Pioneer Natural Resources Co.	3.950%	7/15/22	3,815	3,926
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	5,375	5,517
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	1,859	1,874
Plains All American Pipeline LP / PAA
Finance Corp.	2.850%	1/31/23	3,100	3,033
Plains All American Pipeline LP / PAA
Finance Corp.	3.850%	10/15/23	2,971	3,013
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.750%	9/1/20	4,693	4,838
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	8,219	8,778
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.000%	10/1/22	4,272	4,505
Regency Energy Partners LP / Regency
Energy Finance Corp.	4.500%	11/1/23	4,525	4,715
Sabine Pass Liquefaction LLC	5.625%	2/1/21	15,670	16,281
Sabine Pass Liquefaction LLC	6.250%	3/15/22	11,490	12,409
Sabine Pass Liquefaction LLC	5.625%	4/15/23	9,565	10,366
Schlumberger Investment SA	3.650%	12/1/23	12,300	12,756
Shell International Finance BV	2.125%	5/11/20	19,797	19,685
Shell International Finance BV	2.250%	11/10/20	10,474	10,424
Shell International Finance BV	1.875%	5/10/21	11,138	10,993
Shell International Finance BV	1.750%	9/12/21	7,950	7,797
Shell International Finance BV	2.375%	8/21/22	9,424	9,361
Shell International Finance BV	2.250%	1/6/23	1,935	1,907
Shell International Finance BV	3.400%	8/12/23	7,504	7,728
Southern Natural Gas Co. LLC / Southern
Natural Issuing Corp.	4.400%	6/15/21	2,100	2,158
Spectra Energy Partners LP	4.750%	3/15/24	6,000	6,380
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	9,000	9,237
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	1,194	1,198
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	1,000	1,030
Total Capital Canada Ltd.	2.750%	7/15/23	10,253	10,269
Total Capital International SA	2.750%	6/19/21	2,625	2,637
Total Capital International SA	2.875%	2/17/22	6,785	6,842

Total Capital International SA	2.700%	1/25/23	3,175	3,175
Total Capital International SA	3.700%	1/15/24	5,127	5,327
Total Capital SA	4.450%	6/24/20	12,179	12,441
Total Capital SA	4.125%	1/28/21	2,975	3,058
Total Capital SA	4.250%	12/15/21	6,930	7,230
TransCanada PipeLines Ltd.	3.800%	10/1/20	2,185	2,221
TransCanada PipeLines Ltd.	2.500%	8/1/22	5,600	5,524
TransCanada PipeLines Ltd.	3.750%	10/16/23	16,449	16,869
Western Gas Partners LP	5.375%	6/1/21	3,282	3,397
Western Gas Partners LP	4.000%	7/1/22	4,722	4,787
Williams Cos. Inc.	4.125%	11/15/20	2,596	2,635
Williams Cos. Inc.	4.000%	11/15/21	7,421	7,605
Williams Cos. Inc.	3.600%	3/15/22	10,950	11,108
Williams Cos. Inc.	3.350%	8/15/22	6,059	6,095
Williams Cos. Inc.	3.700%	1/15/23	3,178	3,223
Williams Cos. Inc.	4.500%	11/15/23	2,136	2,243
Williams Cos. Inc.	4.300%	3/4/24	3,000	3,121

Other Industrial (0.0%)
Cintas Corp. No 2	2.900%	4/1/22	5,100	5,120

Technology (2.2%)
Alphabet Inc.	3.625%	5/19/21	4,572	4,687
Altera Corp.	4.100%	11/15/23	3,000	3,170
Amphenol Corp.	2.200%	4/1/20	5,542	5,505
Analog Devices Inc.	2.950%	1/12/21	50	50
Analog Devices Inc.	2.500%	12/5/21	3,060	3,023
Analog Devices Inc.	2.875%	6/1/23	3,000	2,943
Analog Devices Inc.	3.125%	12/5/23	4,117	4,133
Apple Inc.	2.000%	5/6/20	11,244	11,174
Apple Inc.	1.800%	5/11/20	8,670	8,605
Apple Inc.	2.000%	11/13/20	6,275	6,218
Apple Inc.	2.250%	2/23/21	19,456	19,379
Apple Inc.	2.850%	5/6/21	9,153	9,224
Apple Inc.	1.550%	8/4/21	11,356	11,116
Apple Inc.	2.150%	2/9/22	14,342	14,203
Apple Inc.	2.500%	2/9/22	13,910	13,904
Apple Inc.	2.300%	5/11/22	16,498	16,392
Apple Inc.	2.700%	5/13/22	9,176	9,217
Apple Inc.	2.850%	2/23/23	8,266	8,350
Apple Inc.	2.400%	5/3/23	39,362	39,007
Apple Inc.	3.000%	2/9/24	6,960	7,052
Applied Materials Inc.	2.625%	10/1/20	4,676	4,673
Applied Materials Inc.	4.300%	6/15/21	3,781	3,922
Arrow Electronics Inc.	3.500%	4/1/22	2,575	2,579
Arrow Electronics Inc.	4.500%	3/1/23	1,249	1,282
Autodesk Inc.	3.125%	6/15/20	1,975	1,978
Avnet Inc.	3.750%	12/1/21	4,300	4,351
Avnet Inc.	4.875%	12/1/22	2,825	2,940
Baidu Inc.	3.000%	6/30/20	3,525	3,525
Baidu Inc.	2.875%	7/6/22	6,525	6,435
Baidu Inc.	3.500%	11/28/22	5,780	5,818
Baidu Inc.	3.875%	9/29/23	7,500	7,647
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	2.200%	1/15/21	8,460	8,333
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.000%	1/15/22	10,910	10,871

Broadcom Corp. / Broadcom Cayman Finance
Ltd.	2.650%	1/15/23	16,983	16,545
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.625%	1/15/24	14,590	14,560
4 Broadcom Inc.	3.125%	4/15/21	10,000	9,988
4 Broadcom Inc.	3.125%	10/15/22	10,000	9,954
CA Inc.	3.600%	8/1/20	5,051	5,058
CA Inc.	3.600%	8/15/22	2,575	2,592
Cisco Systems Inc.	2.450%	6/15/20	9,500	9,486
Cisco Systems Inc.	2.200%	2/28/21	14,184	14,086
Cisco Systems Inc.	2.900%	3/4/21	4,265	4,294
Cisco Systems Inc.	1.850%	9/20/21	10,398	10,221
Cisco Systems Inc.	3.000%	6/15/22	6,574	6,664
Cisco Systems Inc.	2.600%	2/28/23	7,945	7,991
Cisco Systems Inc.	3.625%	3/4/24	6,000	6,302
4 Dell International LLC / EMC Corp.	5.450%	6/15/23	27,400	29,105
4 Dell International LLC / EMC Corp.	4.420%	6/15/21	21,688	22,261
Equifax Inc.	3.600%	8/15/21	2,500	2,519
Equifax Inc.	3.300%	12/15/22	3,955	3,948
Fidelity National Information Services Inc.	3.625%	10/15/20	6,415	6,464
Fidelity National Information Services Inc.	2.250%	8/15/21	5,327	5,228
Fidelity National Information Services Inc.	3.500%	4/15/23	7,082	7,164
Fiserv Inc.	2.700%	6/1/20	7,330	7,311
Fiserv Inc.	3.500%	10/1/22	7,163	7,282
Fiserv Inc.	3.800%	10/1/23	8,000	8,182
Flex Ltd.	5.000%	2/15/23	3,613	3,754
Hewlett Packard Enterprise Co.	3.600%	10/15/20	28,364	28,615
Hewlett Packard Enterprise Co.	3.500%	10/5/21	3,600	3,641
Hewlett Packard Enterprise Co.	4.400%	10/15/22	10,631	11,125
HP Inc.	4.375%	9/15/21	11,700	12,095
HP Inc.	4.050%	9/15/22	3,761	3,884
IBM Credit LLC	3.450%	11/30/20	4,775	4,832
IBM Credit LLC	1.800%	1/20/21	6,725	6,606
IBM Credit LLC	2.650%	2/5/21	6,225	6,222
IBM Credit LLC	3.600%	11/30/21	3,875	3,958
IBM Credit LLC	2.200%	9/8/22	4,600	4,505
IBM Credit LLC	3.000%	2/6/23	7,500	7,555
Intel Corp.	1.850%	5/11/20	6,033	5,994
Intel Corp.	2.450%	7/29/20	11,723	11,723
Intel Corp.	1.700%	5/19/21	5,800	5,699
Intel Corp.	3.300%	10/1/21	12,506	12,742
Intel Corp.	2.350%	5/11/22	5,875	5,848
Intel Corp.	3.100%	7/29/22	7,145	7,282
Intel Corp.	2.700%	12/15/22	13,329	13,383
International Business Machines Corp.	1.625%	5/15/20	4,350	4,299
International Business Machines Corp.	2.250%	2/19/21	7,829	7,765
International Business Machines Corp.	2.500%	1/27/22	7,085	7,027
International Business Machines Corp.	1.875%	8/1/22	4,732	4,597
International Business Machines Corp.	2.875%	11/9/22	5,705	5,723
International Business Machines Corp.	3.375%	8/1/23	9,964	10,176
International Business Machines Corp.	3.625%	2/12/24	10,000	10,293
Jabil Inc.	5.625%	12/15/20	3,456	3,584
Juniper Networks Inc.	3.300%	6/15/20	1,750	1,758
Juniper Networks Inc.	4.600%	3/15/21	1,625	1,666
Juniper Networks Inc.	4.500%	3/15/24	2,970	3,086
KLA-Tencor Corp.	4.125%	11/1/21	3,175	3,263
Lam Research Corp.	2.800%	6/15/21	5,735	5,722

Marvell Technology Group Ltd.	4.200%	6/22/23	4,000	4,075
Maxim Integrated Products Inc.	3.375%	3/15/23	3,599	3,605
Micron Technology Inc.	4.640%	2/6/24	3,900	4,002
Microsoft Corp.	3.000%	10/1/20	7,004	7,066
Microsoft Corp.	2.000%	11/3/20	17,944	17,818
Microsoft Corp.	1.550%	8/8/21	17,711	17,318
Microsoft Corp.	2.400%	2/6/22	12,192	12,184
Microsoft Corp.	2.375%	2/12/22	12,459	12,452
Microsoft Corp.	2.650%	11/3/22	11,333	11,376
Microsoft Corp.	2.125%	11/15/22	3,356	3,321
Microsoft Corp.	2.375%	5/1/23	5,750	5,719
Microsoft Corp.	2.000%	8/8/23	11,835	11,586
Microsoft Corp.	2.875%	2/6/24	15,000	15,179
Motorola Solutions Inc.	3.750%	5/15/22	6,770	6,857
Motorola Solutions Inc.	3.500%	3/1/23	5,031	5,058
NetApp Inc.	3.375%	6/15/21	2,175	2,189
NVIDIA Corp.	2.200%	9/16/21	7,020	6,925
4 NXP BV/NXP Funding LLC	4.875%	3/1/24	6,500	6,857
Oracle Corp.	3.875%	7/15/20	10,410	10,586
Oracle Corp.	1.900%	9/15/21	28,088	27,633
Oracle Corp.	2.500%	5/15/22	19,317	19,251
Oracle Corp.	2.500%	10/15/22	19,231	19,144
Oracle Corp.	2.625%	2/15/23	4,500	4,496
Oracle Corp.	3.625%	7/15/23	10,731	11,125
Oracle Corp.	2.400%	9/15/23	24,758	24,345
QUALCOMM Inc.	2.250%	5/20/20	7,122	7,093
QUALCOMM Inc.	3.000%	5/20/22	10,101	10,196
QUALCOMM Inc.	2.600%	1/30/23	12,075	11,931
salesforce.com Inc.	3.250%	4/11/23	7,275	7,453
Seagate HDD Cayman	4.250%	3/1/22	3,400	3,408
Seagate HDD Cayman	4.750%	6/1/23	4,275	4,318
Seagate HDD Cayman	4.875%	3/1/24	400	399
Texas Instruments Inc.	2.750%	3/12/21	3,765	3,773
Texas Instruments Inc.	1.850%	5/15/22	5,095	4,996
Texas Instruments Inc.	2.250%	5/1/23	1,200	1,177
Total System Services Inc.	3.800%	4/1/21	4,570	4,645
Total System Services Inc.	3.750%	6/1/23	4,900	4,976
Total System Services Inc.	4.000%	6/1/23	6,825	7,020
Trimble Inc.	4.150%	6/15/23	1,950	1,990
Tyco Electronics Group SA	4.875%	1/15/21	5,727	5,927
Tyco Electronics Group SA	3.500%	2/3/22	1,650	1,667
Verisk Analytics Inc.	5.800%	5/1/21	3,365	3,545
Verisk Analytics Inc.	4.125%	9/12/22	3,025	3,132
VMware Inc.	2.300%	8/21/20	9,604	9,515
VMware Inc.	2.950%	8/21/22	10,770	10,665
Xilinx Inc.	3.000%	3/15/21	1,790	1,795

Transportation (0.4%)
3 American Airlines 2013-2 Class A Pass
Through Trust	4.950%	7/15/24	5,093	5,266
Burlington Northern Santa Fe LLC	3.600%	9/1/20	1,175	1,189
Burlington Northern Santa Fe LLC	3.450%	9/15/21	5,250	5,342
Burlington Northern Santa Fe LLC	3.050%	3/15/22	3,700	3,743
Burlington Northern Santa Fe LLC	3.050%	9/1/22	4,074	4,128
Burlington Northern Santa Fe LLC	3.000%	3/15/23	11,337	11,466
Burlington Northern Santa Fe LLC	3.850%	9/1/23	1,100	1,150
Canadian National Railway Co.	2.850%	12/15/21	2,710	2,715

Canadian Pacific Railway Co.	9.450%	8/1/21	1,200	1,371
3 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	10/19/23	1,727	1,818
3 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	2,045	2,091
3 Continental Airlines 2010-1 Class A Pass
Through Trust	4.750%	7/12/22	1,023	1,041
CSX Corp.	3.700%	10/30/20	2,450	2,479
CSX Corp.	4.250%	6/1/21	3,325	3,417
CSX Corp.	3.700%	11/1/23	1,510	1,554
3 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	2/10/24	2,121	2,314
3 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	11/23/20	308	309
3 Delta Air Lines 2012-1 Class A Pass Through
Trust	4.750%	11/7/21	584	591
Delta Air Lines Inc.	2.600%	12/4/20	2,000	1,982
Delta Air Lines Inc.	3.400%	4/19/21	4,400	4,420
Delta Air Lines Inc.	3.625%	3/15/22	9,000	9,055
Delta Air Lines Inc.	3.800%	4/19/23	5,900	5,975
FedEx Corp.	2.625%	8/1/22	3,745	3,708
JB Hunt Transport Services Inc.	3.300%	8/15/22	251	253
Kansas City Southern	3.000%	5/15/23	1,900	1,893
Norfolk Southern Corp.	3.250%	12/1/21	5,418	5,446
Norfolk Southern Corp.	3.000%	4/1/22	9,217	9,232
Norfolk Southern Corp.	2.903%	2/15/23	3,936	3,932
Norfolk Southern Corp.	3.850%	1/15/24	1,153	1,192
3 Northwest Airlines 2007-1 Class A Pass
Through Trust	7.027%	5/1/21	839	855
Ryder System Inc.	2.500%	5/11/20	3,800	3,782
Ryder System Inc.	2.875%	9/1/20	2,325	2,320
Ryder System Inc.	3.500%	6/1/21	1,650	1,669
Ryder System Inc.	2.250%	9/1/21	1,910	1,881
Ryder System Inc.	3.450%	11/15/21	150	152
Ryder System Inc.	2.800%	3/1/22	1,000	999
Ryder System Inc.	3.400%	3/1/23	9,682	9,759
Ryder System Inc.	3.750%	6/9/23	7,020	7,128
Southwest Airlines Co.	2.650%	11/5/20	1,670	1,667
Southwest Airlines Co.	2.750%	11/16/22	2,400	2,390
Union Pacific Corp.	2.250%	6/19/20	6,400	6,366
Union Pacific Corp.	4.000%	2/1/21	2,925	2,987
Union Pacific Corp.	3.200%	6/8/21	5,650	5,715
Union Pacific Corp.	2.950%	3/1/22	3,350	3,374
Union Pacific Corp.	4.163%	7/15/22	1,635	1,706
Union Pacific Corp.	2.950%	1/15/23	1,375	1,374
Union Pacific Corp.	3.500%	6/8/23	6,650	6,811
Union Pacific Corp.	3.646%	2/15/24	1,350	1,395
Union Pacific Corp.	3.150%	3/1/24	3,350	3,396
Union Pacific Corp.	3.750%	3/15/24	1,645	1,704
United Parcel Service Inc.	3.125%	1/15/21	7,354	7,447
United Parcel Service Inc.	2.050%	4/1/21	8,900	8,818
United Parcel Service Inc.	2.350%	5/16/22	6,747	6,724
United Parcel Service Inc.	2.450%	10/1/22	7,390	7,379
United Parcel Service Inc.	2.500%	4/1/23	1,406	1,400
United Parcel Service of America Inc.	8.375%	4/1/20	1,665	1,758
				6,942,278

Utilities (1.1%)
Electric (1.0%)
AEP Texas Inc.	2.400%	10/1/22	2,300	2,266
Alabama Power Co.	2.450%	3/30/22	5,468	5,426
Alabama Power Co.	3.550%	12/1/23	2,200	2,269
Ameren Corp.	2.700%	11/15/20	6,875	6,840
American Electric Power Co. Inc.	2.150%	11/13/20	4,000	3,962
American Electric Power Co. Inc.	3.650%	12/1/21	4,000	4,077
American Electric Power Co. Inc.	2.950%	12/15/22	1,985	1,989
Appalachian Power Co.	4.600%	3/30/21	2,867	2,960
Baltimore Gas & Electric Co.	3.500%	11/15/21	2,150	2,187
Baltimore Gas & Electric Co.	3.350%	7/1/23	2,874	2,918
Berkshire Hathaway Energy Co.	2.375%	1/15/21	1,025	1,021
Berkshire Hathaway Energy Co.	2.800%	1/15/23	3,026	3,031
Berkshire Hathaway Energy Co.	3.750%	11/15/23	6,730	6,978
CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	2,315	2,274
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	1,131	1,110
CenterPoint Energy Inc.	3.600%	11/1/21	2,075	2,106
CenterPoint Energy Inc.	2.500%	9/1/22	3,750	3,657
CenterPoint Energy Inc.	3.850%	2/1/24	2,925	2,982
CMS Energy Corp.	5.050%	3/15/22	3,915	4,120
Commonwealth Edison Co.	4.000%	8/1/20	4,230	4,293
Commonwealth Edison Co.	3.400%	9/1/21	4,000	4,059
Consolidated Edison Inc.	2.000%	5/15/21	5,230	5,145
Consumers Energy Co.	2.850%	5/15/22	1,300	1,308
Consumers Energy Co.	3.375%	8/15/23	2,375	2,438
Delmarva Power & Light Co.	3.500%	11/15/23	3,675	3,784
Dominion Energy Inc.	2.579%	7/1/20	5,100	5,073
Dominion Energy Inc.	2.750%	1/15/22	2,700	2,677
Dominion Energy Inc.	2.750%	9/15/22	5,048	4,987
DTE Electric Co.	3.450%	10/1/20	2,240	2,259
DTE Electric Co.	3.650%	3/15/24	2,434	2,524
DTE Energy Co.	3.300%	6/15/22	2,635	2,655
DTE Energy Co.	3.700%	8/1/23	4,550	4,648
DTE Energy Co.	3.850%	12/1/23	2,250	2,316
Duke Energy Carolinas LLC	4.300%	6/15/20	3,710	3,784
Duke Energy Carolinas LLC	3.900%	6/15/21	2,612	2,677
Duke Energy Carolinas LLC	3.350%	5/15/22	2,950	3,024
Duke Energy Carolinas LLC	2.500%	3/15/23	1,501	1,492
Duke Energy Carolinas LLC	3.050%	3/15/23	5,175	5,242
Duke Energy Corp.	1.800%	9/1/21	4,905	4,787
Duke Energy Corp.	3.550%	9/15/21	2,350	2,382
Duke Energy Corp.	2.400%	8/15/22	2,700	2,669
Duke Energy Corp.	3.050%	8/15/22	5,171	5,205
Duke Energy Corp.	3.950%	10/15/23	3,612	3,753
Duke Energy Florida LLC	3.100%	8/15/21	4,993	5,037
Duke Energy Indiana LLC	3.750%	7/15/20	3,964	4,016
Duke Energy Ohio Inc.	3.800%	9/1/23	3,015	3,137
Duke Energy Progress LLC	3.000%	9/15/21	2,655	2,675
Duke Energy Progress LLC	2.800%	5/15/22	3,026	3,038
Duke Energy Progress LLC	3.375%	9/1/23	2,000	2,056
Edison International	2.125%	4/15/20	2,901	2,877
Edison International	2.400%	9/15/22	3,725	3,452
Edison International	2.950%	3/15/23	2,711	2,535
Emera US Finance LP	2.700%	6/15/21	7,716	7,646
Entergy Arkansas Inc.	3.750%	2/15/21	2,500	2,537
Entergy Corp.	5.125%	9/15/20	3,525	3,606

Entergy Corp.	4.000%	7/15/22	4,957	5,072
Entergy Louisiana LLC	4.050%	9/1/23	2,300	2,397
Eversource Energy	2.500%	3/15/21	4,000	3,975
Eversource Energy	2.750%	3/15/22	3,626	3,626
Eversource Energy	3.800%	12/1/23	9,662	10,004
Exelon Corp.	2.850%	6/15/20	6,900	6,899
Exelon Corp.	5.150%	12/1/20	4,324	4,448
Exelon Corp.	2.450%	4/15/21	3,998	3,953
Exelon Corp.	3.497%	6/1/22	4,076	4,119
Exelon Generation Co. LLC	4.000%	10/1/20	8,267	8,367
Exelon Generation Co. LLC	3.400%	3/15/22	4,900	4,960
Exelon Generation Co. LLC	4.250%	6/15/22	4,386	4,551
FirstEnergy Corp.	2.850%	7/15/22	3,407	3,374
FirstEnergy Corp.	4.250%	3/15/23	5,799	6,052
Florida Power & Light Co.	2.750%	6/1/23	3,560	3,576
Fortis Inc.	2.100%	10/4/21	7,375	7,205
Georgia Power Co.	2.000%	9/8/20	6,300	6,229
Georgia Power Co.	2.400%	4/1/21	6,200	6,146
Georgia Power Co.	2.850%	5/15/22	1,100	1,089
Great Plains Energy Inc.	4.850%	6/1/21	3,175	3,270
ITC Holdings Corp.	2.700%	11/15/22	6,767	6,658
Kansas City Power & Light Co.	3.150%	3/15/23	1,740	1,763
LG&E & KU Energy LLC	3.750%	11/15/20	6,771	6,838
National Rural Utilities Cooperative Finance
Corp.	2.350%	6/15/20	1,328	1,324
National Rural Utilities Cooperative Finance
Corp.	2.300%	11/1/20	4,828	4,797
National Rural Utilities Cooperative Finance
Corp.	2.900%	3/15/21	4,600	4,618
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	7,584	7,602
National Rural Utilities Cooperative Finance
Corp.	2.400%	4/25/22	4,550	4,518
National Rural Utilities Cooperative Finance
Corp.	2.700%	2/15/23	2,608	2,600
National Rural Utilities Cooperative Finance
Corp.	3.400%	11/15/23	2,100	2,136
National Rural Utilities Cooperative Finance
Corp.	2.950%	2/7/24	5,430	5,456
Nevada Power Co.	2.750%	4/15/20	4,550	4,544
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	3,225	3,324
NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	5,000	4,998
NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	4,530	4,497
NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	2,000	2,010
Northern States Power Co.	2.200%	8/15/20	2,745	2,731
Northern States Power Co.	2.600%	5/15/23	1,800	1,796
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	1,025	1,064
PacifiCorp	3.850%	6/15/21	2,710	2,771
PacifiCorp	2.950%	2/1/22	4,619	4,655
PECO Energy Co.	1.700%	9/15/21	2,045	1,994
Pinnacle West Capital Corp.	2.250%	11/30/20	2,800	2,770
PNM Resources Inc.	3.250%	3/9/21	2,200	2,197
PPL Capital Funding Inc.	4.200%	6/15/22	2,350	2,415
PPL Capital Funding Inc.	3.400%	6/1/23	7,199	7,243
Progress Energy Inc.	4.400%	1/15/21	2,422	2,476
Progress Energy Inc.	3.150%	4/1/22	1,000	1,004
PSEG Power LLC	5.125%	4/15/20	3,037	3,098

PSEG Power LLC	3.000%	6/15/21	2,000	1,995
PSEG Power LLC	3.850%	6/1/23	6,420	6,573
Public Service Co. of Colorado	3.200%	11/15/20	2,300	2,317
Public Service Electric & Gas Co.	1.900%	3/15/21	2,931	2,891
Public Service Electric & Gas Co.	2.375%	5/15/23	4,000	3,951
Public Service Enterprise Group Inc.	2.650%	11/15/22	4,100	4,067
Puget Energy Inc.	6.500%	12/15/20	4,075	4,299
Puget Energy Inc.	6.000%	9/1/21	3,609	3,830
Puget Energy Inc.	5.625%	7/15/22	3,315	3,535
San Diego Gas & Electric Co.	3.000%	8/15/21	2,572	2,584
San Diego Gas & Electric Co.	3.600%	9/1/23	1,098	1,115
Southern California Edison Co.	2.900%	3/1/21	2,000	1,980
Southern California Edison Co.	3.875%	6/1/21	1,790	1,804
3 Southern California Edison Co.	1.845%	2/1/22	1,738	1,689
Southern California Edison Co.	2.400%	2/1/22	1,200	1,166
Southern California Edison Co.	3.400%	6/1/23	2,500	2,483
Southern California Edison Co.	3.500%	10/1/23	2,284	2,282
Southern Co.	2.750%	6/15/20	5,895	5,896
Southern Co.	2.350%	7/1/21	4,559	4,506
Southern Co.	2.950%	7/1/23	2,600	2,593
3 Southern Co.	5.500%	3/15/57	2,250	2,281
Southern Power Co.	2.375%	6/1/20	2,000	1,990
Southern Power Co.	2.500%	12/15/21	3,500	3,452
TransAlta Corp.	4.500%	11/15/22	2,875	2,907
Virginia Electric & Power Co.	2.950%	1/15/22	6,395	6,420
Virginia Electric & Power Co.	2.750%	3/15/23	5,342	5,324
WEC Energy Group Inc.	2.450%	6/15/20	2,618	2,610
WEC Energy Group Inc.	3.375%	6/15/21	3,225	3,259
Wisconsin Electric Power Co.	2.950%	9/15/21	1,075	1,080
Wisconsin Public Service Corp.	3.350%	11/21/21	3,950	4,017
Xcel Energy Inc.	4.700%	5/15/20	2,335	2,363
Xcel Energy Inc.	2.400%	3/15/21	8,000	7,943
Xcel Energy Inc.	2.600%	3/15/22	2,075	2,063

Natural Gas (0.1%)
CenterPoint Energy Resources Corp.	4.500%	1/15/21	2,226	2,282
CenterPoint Energy Resources Corp.	3.550%	4/1/23	2,375	2,417
NiSource Inc.	2.650%	11/17/22	2,775	2,734
NiSource Inc.	3.650%	6/15/23	2,750	2,808
ONE Gas Inc.	3.610%	2/1/24	1,845	1,897
Sempra Energy	2.850%	11/15/20	3,238	3,232
Sempra Energy	2.875%	10/1/22	6,691	6,592
Sempra Energy	2.900%	2/1/23	3,875	3,804
Sempra Energy	4.050%	12/1/23	7,986	8,169
Southern Co. Gas Capital Corp.	3.500%	9/15/21	2,277	2,297
Southern Co. Gas Capital Corp.	2.450%	10/1/23	3,950	3,840

				538,512
Total Corporate Bonds (Cost $12,891,693)				12,941,446
Sovereign Bonds (7.1%)
African Development Bank	2.625%	3/22/21	16,455	16,533
African Development Bank	1.250%	7/26/21	10,484	10,219
African Development Bank	2.375%	9/23/21	12,035	12,035
African Development Bank	2.125%	11/16/22	17,475	17,354
African Development Bank	3.000%	9/20/23	8,100	8,315
Agricultural Bank of China Ltd.	2.750%	5/21/20	2,600	2,593

Asian Development Bank	1.625%	5/5/20	12,340	12,227
Asian Development Bank	1.625%	8/26/20	12,145	12,003
Asian Development Bank	2.875%	11/27/20	10,300	10,367
Asian Development Bank	2.250%	1/20/21	8,700	8,679
Asian Development Bank	1.625%	3/16/21	23,600	23,270
Asian Development Bank	1.750%	6/8/21	22,505	22,221
Asian Development Bank	2.125%	11/24/21	7,300	7,262
Asian Development Bank	2.000%	2/16/22	25,005	24,798
Asian Development Bank	1.875%	2/18/22	26,550	26,219
Asian Development Bank	1.875%	8/10/22	11,535	11,365
Asian Development Bank	1.750%	9/13/22	31,650	31,061
Asian Development Bank	2.750%	3/17/23	13,810	14,036
Asian Development Bank	2.625%	1/30/24	6,100	6,176
Canada	2.625%	1/25/22	19,200	19,377
Canada	2.000%	11/15/22	19,865	19,665
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	18,493	18,315
CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	10,395	10,361
Corp Andina de Fomento	3.250%	2/11/22	8,000	8,029
Corp Andina de Fomento	3.750%	11/23/23	7,015	7,103
Corp. Andina de Fomento	2.200%	7/18/20	6,415	6,347
Corp. Andina de Fomento	2.125%	9/27/21	6,610	6,469
Corp. Andina de Fomento	4.375%	6/15/22	7,801	8,122
Corp. Andina de Fomento	2.750%	1/6/23	7,750	7,672
Council Of Europe Development Bank	1.625%	3/16/21	4,000	3,944
Council Of Europe Development Bank	2.625%	2/13/23	9,762	9,856
Council Of Europe Development Bank	2.500%	2/27/24	500	503
Ecopetrol SA	5.875%	9/18/23	11,225	12,263
Equinor ASA	2.900%	11/8/20	7,755	7,795
Equinor ASA	2.750%	11/10/21	3,000	3,017
Equinor ASA	3.150%	1/23/22	14,509	14,754
Equinor ASA	2.450%	1/17/23	4,725	4,694
Equinor ASA	2.650%	1/15/24	9,275	9,241
Equinor ASA	3.700%	3/1/24	4,458	4,653
European Bank for Reconstruction &
Development	1.125%	8/24/20	4,680	4,597
European Bank for Reconstruction &
Development	2.000%	2/1/21	23,492	23,343
European Bank for Reconstruction &
Development	2.750%	4/26/21	4,800	4,839
European Bank for Reconstruction &
Development	1.875%	7/15/21	14,600	14,448
European Bank for Reconstruction &
Development	1.500%	11/2/21	15,604	15,287
European Bank for Reconstruction &
Development	1.875%	2/23/22	9,461	9,353
European Bank for Reconstruction &
Development	2.750%	3/7/23	14,520	14,741
European Investment Bank	1.750%	5/15/20	18,350	18,215
European Investment Bank	1.375%	6/15/20	29,985	29,608
European Investment Bank	1.625%	8/14/20	28,058	27,752
European Investment Bank	2.875%	9/15/20	10,250	10,319
European Investment Bank	1.625%	12/15/20	26,965	26,642
European Investment Bank	4.000%	2/16/21	14,595	15,032
European Investment Bank	2.000%	3/15/21	36,970	36,720
European Investment Bank	2.500%	4/15/21	22,235	22,285
European Investment Bank	2.375%	5/13/21	22,240	22,235
European Investment Bank	1.625%	6/15/21	32,430	31,917

European Investment Bank	1.375%	9/15/21	22,735	22,228
European Investment Bank	2.125%	10/15/21	20,520	20,430
European Investment Bank	2.875%	12/15/21	23,920	24,275
European Investment Bank	2.250%	3/15/22	30,800	30,761
European Investment Bank	2.625%	5/20/22	5,000	5,050
European Investment Bank	2.375%	6/15/22	15,360	15,384
European Investment Bank	2.250%	8/15/22	20,240	20,185
European Investment Bank	2.000%	12/15/22	20,025	19,796
European Investment Bank	2.500%	3/15/23	32,794	33,022
European Investment Bank	2.875%	8/15/23	22,440	22,944
European Investment Bank	3.125%	12/14/23	18,724	19,373
European Investment Bank	3.250%	1/29/24	36,165	37,655
European Investment Bank	2.625%	3/15/24	21,120	21,408
Export Development Canada	1.625%	6/1/20	3,000	2,970
Export Development Canada	2.000%	11/30/20	15,165	15,063
Export Development Canada	1.500%	5/26/21	18,050	17,725
Export Development Canada	1.375%	10/21/21	11,700	11,423
Export Development Canada	2.500%	1/24/23	6,000	6,037
Export Development Canada	2.750%	3/15/23	9,000	9,134
Export Development Canada	2.625%	2/21/24	4,500	4,546
Export-Import Bank of Korea	5.125%	6/29/20	7,400	7,605
Export-Import Bank of Korea	2.625%	12/30/20	6,250	6,222
Export-Import Bank of Korea	4.000%	1/29/21	12,984	13,260
Export-Import Bank of Korea	2.125%	2/11/21	5,300	5,229
Export-Import Bank of Korea	2.500%	5/10/21	4,000	3,965
Export-Import Bank of Korea	4.375%	9/15/21	6,760	7,005
Export-Import Bank of Korea	1.875%	10/21/21	8,000	7,825
Export-Import Bank of Korea	5.000%	4/11/22	7,550	8,014
Export-Import Bank of Korea	3.000%	11/1/22	7,885	7,926
Export-Import Bank of Korea	3.625%	11/27/23	2,500	2,570
Export-Import Bank of Korea	4.000%	1/14/24	5,100	5,330
FMS Wertmanagement	2.750%	3/6/23	10,450	10,596
FMS Wertmanagement AoeR	1.375%	6/8/21	3,800	3,718
FMS Wertmanagement AoeR	2.000%	8/1/22	21,435	21,175
Hydro-Quebec	9.400%	2/1/21	2,225	2,490
Hydro-Quebec	8.400%	1/15/22	5,825	6,688
Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	5,600	5,529
Industrial & Commercial Bank of China Ltd.	2.452%	10/20/21	3,000	2,944
Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	5,500	5,445
Inter-American Development Bank	1.625%	5/12/20	22,605	22,397
Inter-American Development Bank	1.875%	6/16/20	29,379	29,175
Inter-American Development Bank	2.125%	11/9/20	19,335	19,277
Inter-American Development Bank	1.875%	3/15/21	9,606	9,529
Inter-American Development Bank	2.625%	4/19/21	30,363	30,555
Inter-American Development Bank	1.250%	9/14/21	1,500	1,462
Inter-American Development Bank	2.125%	1/18/22	24,350	24,252
Inter-American Development Bank	1.750%	4/14/22	32,380	31,857
Inter-American Development Bank	1.750%	9/14/22	16,300	16,007
Inter-American Development Bank	3.000%	9/26/22	6,000	6,141
Inter-American Development Bank	2.500%	1/18/23	26,043	26,236
Inter-American Development Bank	3.000%	10/4/23	9,980	10,264
Inter-American Development Bank	2.625%	1/16/24	10,500	10,644
Inter-American Development Bank	3.000%	2/21/24	21,600	22,263
International Bank for Reconstruction &
Development	1.875%	4/21/20	57,230	56,896
International Bank for Reconstruction &
Development	1.125%	8/10/20	1,500	1,474

International Bank for Reconstruction &
Development	1.625%	9/4/20	17,940	17,742
International Bank for Reconstruction &
Development	2.000%	10/30/20	1,000	993
International Bank for Reconstruction &
Development	2.125%	11/1/20	17,275	17,208
International Bank for Reconstruction &
Development	1.625%	3/9/21	18,135	17,889
International Bank for Reconstruction &
Development	1.375%	5/24/21	23,880	23,393
International Bank for Reconstruction &
Development	2.250%	6/24/21	22,960	22,917
International Bank for Reconstruction &
Development	2.750%	7/23/21	48,850	49,312
International Bank for Reconstruction &
Development	1.375%	9/20/21	32,940	32,201
International Bank for Reconstruction &
Development	2.125%	12/13/21	8,065	8,030
International Bank for Reconstruction &
Development	2.000%	1/26/22	33,440	33,191
International Bank for Reconstruction &
Development	1.625%	2/10/22	14,925	14,642
International Bank for Reconstruction &
Development	1.875%	10/7/22	3,850	3,798
International Bank for Reconstruction &
Development	7.625%	1/19/23	9,857	11,729
International Bank for Reconstruction &
Development	1.750%	4/19/23	6,175	6,037
International Bank for Reconstruction &
Development	3.000%	9/27/23	29,600	30,426
International Bank for Reconstruction &
Development	2.500%	3/19/24	7,500	7,548
International Finance Corp.	1.625%	7/16/20	10,325	10,223
International Finance Corp.	2.250%	1/25/21	18,200	18,169
International Finance Corp.	1.125%	7/20/21	5,540	5,396
International Finance Corp.	2.875%	7/31/23	10,500	10,742
5 Japan Bank for International Cooperation	1.750%	5/28/20	8,700	8,623
5 Japan Bank for International Cooperation	2.125%	6/1/20	12,200	12,145
5 Japan Bank for International Cooperation	2.125%	7/21/20	2,100	2,090
5 Japan Bank for International Cooperation	2.125%	11/16/20	15,686	15,552
5 Japan Bank for International Cooperation	3.125%	7/20/21	4,650	4,719
5 Japan Bank for International Cooperation	1.500%	7/21/21	6,800	6,653
5 Japan Bank for International Cooperation	2.000%	11/4/21	12,675	12,498
5 Japan Bank for International Cooperation	2.500%	6/1/22	11,305	11,270
5 Japan Bank for International Cooperation	2.375%	7/21/22	9,300	9,239
5 Japan Bank for International Cooperation	2.375%	11/16/22	11,410	11,328
5 Japan Bank for International Cooperation	3.250%	7/20/23	14,125	14,501
5 Japan Bank for International Cooperation	3.375%	7/31/23	1,425	1,469
5 Japan Bank for International Cooperation	3.375%	10/31/23	10,000	10,327
6 KFW	1.500%	4/20/20	47,720	47,274
6 KFW	1.625%	5/29/20	24,446	24,235
6 KFW	1.875%	6/30/20	16,443	16,342
6 KFW	2.750%	7/15/20	29,200	29,333
6 KFW	2.750%	9/8/20	28,925	29,065
6 KFW	2.750%	10/1/20	14,150	14,221
6 KFW	1.875%	11/30/20	2,625	2,602
6 KFW	1.875%	12/15/20	12,175	12,064

6 KFW	1.625%	3/15/21	24,775	24,413
6 KFW	2.625%	4/12/21	32,200	32,333
6 KFW	1.500%	6/15/21	30,300	29,728
6 KFW	2.375%	8/25/21	19,500	19,492
6 KFW	1.750%	9/15/21	20,500	20,193
6 KFW	2.000%	11/30/21	25,115	24,876
6 KFW	3.125%	12/15/21	38,295	39,000
6 KFW	2.625%	1/25/22	22,255	22,407
6 KFW	2.500%	2/15/22	20,000	20,113
6 KFW	2.125%	3/7/22	33,160	32,992
6 KFW	2.125%	6/15/22	1,930	1,916
6 KFW	2.000%	10/4/22	30,540	30,141
6 KFW	2.375%	12/29/22	38,196	38,187
6 KFW	2.125%	1/17/23	34,680	34,384
6 KFW	2.625%	2/28/24	15,450	15,609
Korea Development Bank	2.500%	1/13/21	8,600	8,546
Korea Development Bank	4.625%	11/16/21	7,250	7,587
Korea Development Bank	2.625%	2/27/22	11,600	11,542
Korea Development Bank	3.000%	3/19/22	2,500	2,510
Korea Development Bank	3.000%	9/14/22	3,060	3,072
Korea Development Bank	3.375%	3/12/23	7,000	7,133
Korea Development Bank	2.750%	3/19/23	4,700	4,677
Korea Development Bank	3.750%	1/22/24	3,900	4,047
Korea Development Bank	3.250%	2/19/24	1,500	1,511
6 Landwirtschaftliche Rentenbank	2.250%	10/1/21	6,690	6,673
6 Landwirtschaftliche Rentenbank	2.000%	12/6/21	12,730	12,619
6 Landwirtschaftliche Rentenbank	3.125%	11/14/23	6,842	7,063
Nordic Investment Bank	2.500%	4/28/20	2,500	2,501
Nordic Investment Bank	1.500%	9/29/20	8,700	8,589
Nordic Investment Bank	1.625%	11/20/20	5,400	5,336
Nordic Investment Bank	2.250%	2/1/21	9,520	9,504
Nordic Investment Bank	1.250%	8/2/21	7,850	7,659
Nordic Investment Bank	2.250%	9/30/21	3,550	3,542
Nordic Investment Bank	2.125%	2/1/22	8,980	8,938
Nordic Investment Bank	2.875%	7/19/23	4,500	4,596
North American Development Bank	2.400%	10/26/22	2,500	2,470
7 Oesterreichische Kontrollbank AG	1.500%	10/21/20	8,230	8,098
7 Oesterreichische Kontrollbank AG	1.875%	1/20/21	11,200	11,088
7 Oesterreichische Kontrollbank AG	2.875%	9/7/21	7,300	7,391
7 Oesterreichische Kontrollbank AG	2.375%	10/1/21	1,800	1,800
7 Oesterreichische Kontrollbank AG	2.625%	1/31/22	3,225	3,247
7 Oesterreichische Kontrollbank AG	2.875%	3/13/23	6,865	6,995
7 Oesterreichische Kontrollbank AG	3.125%	11/7/23	5,250	5,407
3 Oriental Republic of Uruguay	8.000%	11/18/22	3,900	4,436
Petroleos Mexicanos	5.500%	1/21/21	21,860	22,303
Petroleos Mexicanos	6.375%	2/4/21	18,810	19,507
Petroleos Mexicanos	4.875%	1/24/22	12,487	12,608
Petroleos Mexicanos	5.375%	3/13/22	9,130	9,330
Petroleos Mexicanos	3.500%	1/30/23	16,855	16,061
Petroleos Mexicanos	4.625%	9/21/23	10,000	9,890
Petroleos Mexicanos	4.875%	1/18/24	9,550	9,446
3 Petroleos Mexicanos	2.290%	2/15/24	950	944
Province of Alberta	2.200%	7/26/22	12,215	12,095
Province of Alberta	3.350%	11/1/23	15,725	16,237
Province of Alberta	2.950%	1/23/24	11,500	11,632
Province of British Columbia	2.650%	9/22/21	4,900	4,931
Province of British Columbia	2.000%	10/23/22	6,891	6,788

Province of Manitoba	9.250%	4/1/20	1,500	1,590
Province of Manitoba	2.050%	11/30/20	9,700	9,622
Province of Manitoba	2.125%	5/4/22	2,150	2,123
Province of Manitoba	2.100%	9/6/22	3,475	3,424
Province of New Brunswick	2.500%	12/12/22	4,000	3,986
Province of Ontario	4.400%	4/14/20	6,815	6,940
Province of Ontario	1.875%	5/21/20	3,600	3,576
Province of Ontario	2.550%	2/12/21	30,280	30,315
Province of Ontario	2.500%	9/10/21	16,785	16,795
Province of Ontario	2.400%	2/8/22	9,810	9,788
Province of Ontario	2.250%	5/18/22	30,295	30,067
Province of Ontario	2.450%	6/29/22	13,150	13,137
Province of Ontario	2.200%	10/3/22	2,383	2,359
Province of Ontario	3.400%	10/17/23	20,000	20,722
Province of Ontario	3.050%	1/29/24	7,500	7,623
Province of Quebec	3.500%	7/29/20	10,153	10,287
Province of Quebec	2.750%	8/25/21	23,515	23,675
Province of Quebec	2.375%	1/31/22	21,000	20,955
Province of Quebec	2.625%	2/13/23	1,625	1,629
Republic of Chile	3.875%	8/5/20	6,033	6,131
Republic of Chile	3.250%	9/14/21	8,209	8,343
Republic of Chile	2.250%	10/30/22	2,360	2,336
Republic of Colombia	4.375%	7/12/21	18,141	18,640
Republic of Colombia	4.000%	2/26/24	20,925	21,553
Republic of Hungary	6.375%	3/29/21	21,171	22,547
Republic of Hungary	5.375%	2/21/23	15,175	16,370
Republic of Hungary	5.750%	11/22/23	8,075	8,903
Republic of Indonesia	2.950%	1/11/23	7,420	7,349
Republic of Indonesia	4.450%	2/11/24	1,800	1,872
Republic of Italy	6.875%	9/27/23	22,740	25,222
Republic of Korea	3.875%	9/11/23	8,700	9,136
Republic of Poland	5.125%	4/21/21	12,965	13,597
Republic of Poland	5.000%	3/23/22	12,451	13,216
Republic of Poland	3.000%	3/17/23	13,364	13,448
Republic of Poland	4.000%	1/22/24	9,647	10,105
Republic of the Philippines	4.000%	1/15/21	8,477	8,658
Republic of the Philippines	4.200%	1/21/24	11,880	12,539
State of Israel	4.000%	6/30/22	12,075	12,578
State of Israel	3.150%	6/30/23	6,700	6,803
Svensk Exportkredit AB	1.750%	5/18/20	12,790	12,690
Svensk Exportkredit AB	1.875%	6/23/20	10,250	10,177
Svensk Exportkredit AB	1.750%	8/28/20	1,000	990
Svensk Exportkredit AB	2.750%	10/7/20	12,850	12,908
Svensk Exportkredit AB	1.750%	3/10/21	7,600	7,488
Svensk Exportkredit AB	2.875%	5/22/21	9,450	9,534
Svensk Exportkredit AB	3.125%	11/8/21	5,950	6,056
Svensk Exportkredit AB	2.375%	3/9/22	2,100	2,094
Svensk Exportkredit AB	2.000%	8/30/22	6,900	6,794
Svensk Exportkredit AB	2.875%	3/14/23	7,300	7,410
Syngenta Finance NV	3.125%	3/28/22	3,615	3,573
United Mexican States	3.500%	1/21/21	9,699	9,821
United Mexican States	3.625%	3/15/22	21,733	22,112
United Mexican States	4.000%	10/2/23	16,865	17,349
Total Sovereign Bonds (Cost $3,533,968)				3,537,844
Taxable Municipal Bonds (0.1%)
California Department of Water Resources
Power Supply Revenue	2.000%	5/1/22	2,195	2,166

California GO	2.800%	4/1/21	3,150	3,178
California GO	5.700%	11/1/21	5,330	5,775
California GO	2.367%	4/1/22	1,080	1,080
Florida Board of Administration Finance Corp
Revenue	2.638%	7/1/21	4,500	4,511
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.995%	7/1/20	8,995	9,043
Illinois GO	4.950%	6/1/23	9,039	9,296
Massachusetts GO	4.200%	12/1/21	2,500	2,567
8 New Jersey Economic Development Authority
Lease Revenue	0.000%	2/15/22	5,000	4,544
New York State Urban Development Corp.
Revenue	2.100%	3/15/22	970	961
Oregon GO	5.762%	6/1/23	1,559	1,676
Total Taxable Municipal Bonds (Cost $44,654)				44,797
			Shares
Temporary Cash Investment (1.2%)
Money Market Fund (1.2%)
9 Vanguard Market Liquidity Fund (Cost
$576,399)	2.554%		5,763,233	576,438

Total Investments (100.4%) (Cost $49,873,690)				49,869,070
Other Asset and Liabilities-Net (-0.4%)				(205,698)
Net Assets (100%)				49,663,372

1 U.S. government-guaranteed.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the aggregate value of these securities was $213,000,000, representing 0.4% of net assets.
5 Guaranteed by the Government of Japan.
6 Guaranteed by the Federal Republic of Germany.
7 Guaranteed by the Republic of Austria.
8 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
9 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard
Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's

Short-Term Bond Index Fund

pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of March 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	32,768,545	—
Corporate Bonds	—	12,941,446	—
Sovereign Bonds	—	3,537,844	—
Taxable Municipal Bonds	—	44,797	—
Temporary Cash Investments	576,438	—	—
Total	576,438	49,292,632	—